As filed with the Securities and Exchange Commission on January 10, 2001
                                              File Nos. 333-47818 and 811-10175

                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                    FORM N-1A

REGISTRATION STATEMENT UNDER THE SECURITIES ACT OF 1933                      [X]

Pre-Effective Amendment No. 1                                                [X]
                           ---

Post-Effective Amendment No.                                                 [ ]

                                     AND/OR

REGISTRATION STATEMENT UNDER THE INVESTMENT COMPANY ACT OF 1940              [X]

Amendment No. 1                                                              [X]
             ---

                                GLEN RAUCH FUNDS
               (Exact Name of Registrant as Specified in Charter)

                                 44 Wall Street
                            New York, New York 10005
               (Address of Principal Executive Offices) (Zip Code)

                                (212) 363 - 9760
              (Registrant's Telephone Numbers, Including Area Code)

                                  Glen R. Rauch
                                 44 Wall Street
                            New York, New York 10005
                     (Name and Address of Agent for Service)

                                   Copies to:

       Peter O'Rourke, Esq.                         Chad E. Fickett, Esq.
Kramer Levin Naftalis & Frankel LLP           Firstar Mutual Fund Services, LLC
         919 Third Avenue                          615 East Michigan Street
     New York, New York 10022                        Milwaukee, WI 53202



 As soon as practicable after this Registration Statement is declared effective.
                 (Approximate Date of Proposed Public Offering)

         It is proposed that this filing will become effective (check appropriate box):

[   ]     immediately upon filing pursuant to paragraph (b).
[   ]     on (date) pursuant to paragraph (b).
[   ]     60 days after filing pursuant to paragraph (a)(1).
[   ]     on (date) pursuant to paragraph (a)(1).
[   ]     75 days after filing pursuant to paragraph (a)(2).
[   ]     on (date) pursuant to paragraph (a)(2) of rule 485.

If appropriate check the following box:

[ ] This post-effective amendment designates a new effective date for a previously filed post-effective amendment.

         The Registrant hereby amends this registration statement on such date or dates as may be necessary to delay its effective date until the Registrant shall file a further amendment which specifically states that this registration statement shall thereafter become effective in accordance with Section 8(a) of the Securities Act of 1933 or until the registration statement shall become effective on such date as the commission, acting pursuant to said Section 8(a), may determine.

                                  SUBJECT TO COMPLETION, DATED JANUARY 10, 2001

THE INFORMATION IN THIS PROSPECTUS IS NOT COMPLETE AND MAY BE CHANGED. WE MAY NOT SELL THESE SECURITIES UNTIL THE REGISTRATION STATEMENT FILED WITH THE SECURITIES AND EXCHANGE COMMISSION IS EFFECTIVE. THIS PROSPECTUS IS NOT AN OFFER TO SELL THESE SECURITIES AND IS NOT SOLICITING AN OFFER TO BUY THESE SECURITIES IN ANY STATE WHERE THE OFFER OR SALE IS NOT PERMITTED.


                                 BUY-WRITE FUND
                          A SERIES OF GLEN RAUCH FUNDS

                                   PROSPECTUS

                                __________, 2000

                                   MANAGED BY:

                           GLEN RAUCH SECURITIES, INC.

THE SECURITIES AND EXCHANGE COMMISSION HAS NOT APPROVED OR DISAPPROVED THESE SECURITIES OR DETERMINED IF THIS PROSPECTUS IS TRUTHFUL OR COMPLETE. ANY REPRESENTATION TO THE CONTRARY IS A CRIMINAL OFFENSE.

                                TABLE OF CONTENTS

Risk/Return Summary of the Fund...............................................3
Performance Summary...........................................................6
Fees and Expenses.............................................................6
Management of the Fund........................................................7
Distribution of Shares........................................................8
Pricing of Shares.............................................................9
How to Purchase Shares........................................................9
How to Sell Shares............................................................11
Retirement Plans..............................................................12
Distributions and Taxes.......................................................13
Shareholder Reports and Confirmations.........................................14
Financial Highlights..........................................................14


RISK/RETURN SUMMARY OF THE FUND
--------------------------------------------------------------------------------

INVESTMENT OBJECTIVE
The investment objective of the Buy-Write Fund (the "Fund") is the long-term growth of your investment capital. Generating income is a secondary objective.

PRINCIPAL INVESTMENT STRATEGY
--------------------------------------------------------------------------------
COVERED CALL OPTIONS: GIVE BUYERS THE RIGHT TO PURCHASE SECURITIES HELD BY THE FUND AT A SPECIFIED PRICE IN EXCHANGE FOR AN AGREED UPON SUM.
--------------------------------------------------------------------------------
To achieve the Fund's objective, Glen Rauch Securities, Inc. (the "Adviser") uses a covered call writing strategy under normal market conditions. There are two ways to write covered calls: (1) by simultaneously purchasing stock and selling call options against the purchased stock, or (2) selling call options against stock held by the Fund at the time of sale. The purchaser of a call option pays a fee (or premium) for the right (not the obligation) to exercise the option and buy the shares on or before a certain expiration date. The purchaser may exercise his or her option at any time on or before the expiration date at the agreed upon price (the "exercise price"). The Fund generates income from the premiums received regardless of whether the purchaser exercises the option. Please see "Writing Covered Call Options" below.

The Adviser intends to write covered calls on at least 90% of the stocks purchased or held by the Fund. By collecting premiums on covered call options sold against the stocks of these companies, the Fund minimizes its risk by reducing potential loss to the Fund by the amount of the premium received during periods of general market decline. The Fund will not write call options on securities not owned by the Fund. The Fund expects to achieve a more moderate level of capital growth in exchange for minimized risk.

When choosing stocks against which the Fund writes covered call options, the Adviser will carefully select from common stocks of large- and medium capitalization, well-managed and well-financed domestic or multi-national companies highly-rated by nationally recognized ratings organizations. Although the Fund intends to write covered call options on all stocks purchased or held, the Adviser will be rigorous about selling shares of those companies that under-perform the rest of the portfolio (i.e., declines by more than 10%) or that may otherwise become unattractive for writing covered call options.

The Fund is expected to have a portfolio turnover rate in excess of 200%. High rates of portfolio turnover entail certain costs, including increased taxable income for the Fund's shareholders. In general, the higher the turnover, the higher the overall brokerage commissions, dealer mark-ups and markdowns, and other transaction costs incurred. This, in turn, may have the effect of reducing the Fund's overall performance. The Adviser believes that while the additional turnover increases transaction costs, the process of eliminating the weakest stocks will enhance the overall performance of the Fund. Also, portfolio turnover may expose shareholders to a higher current realization of capital gains, which could cause you to pay higher taxes. However, the Adviser will attempt to offset any gains with losses in under-performing securities in efforts to minimize any adverse tax consequences to shareholders of the Fund.

TEMPORARY INVESTMENTS
In attempting to respond to adverse market, economic, political, or other conditions, the Adviser may adopt temporary defensive positions that are inconsistent with the Fund's principal investment strategies. During such times, the Fund may temporarily invest up to 100% of its assets in cash or cash equivalents, including money market instruments, Treasury bills and/or other short-term obligations of the U. S. Government, its agencies or instrumentalities. To the extent the Fund invests in these temporary investments, the Fund may not achieve its investment objectives.

PRINCIPAL RISKS
Investing in the Fund involves certain risks that could cause you to lose money. The following risks could affect the value of your investment:

STOCK MARKET RISKS: The Fund's major risks are those of investing in the stock market. This means that the Fund may experience sudden, unpredictable declines in value, as well as periods of poor performance. Because stock values go up and down, the value of the Fund's shares may go down.

COVERED CALL WRITING RISKS: The Fund may experience the loss of opportunity on stocks with written call options that reach their exercise price before the expiration date because the Fund foregoes the opportunity to profit from an increase in the market price of the underlying security above the exercise price. Furthermore, stocks held or purchased by the Fund may become less attractive for writing covered call options and the Fund may temporarily be unable to meet its investment objective.

MEDIUM-CAPITALIZATION COMPANIES RISKS: The Fund may invest in the stocks of medium-capitalization companies. Medium-capitalization companies often have narrower markets and limited managerial and financial resources compared to larger, more established companies. As a result, their performance can be more volatile and they face greater risk of business reversals that could increase the volatility of the Fund's portfolio.

PORTFOLIO TURNOVER RISKS: The Fund may experience higher than average portfolio turnover which may cause increased brokerage commission costs. A high turnover rate exposes you to a higher current realization of capital gains, and thus a higher current tax liability, than may be associated with investments in other investment companies that have lower turnover rates.

NON-DIVERSIFICATION RISKS: The Fund is a non-diversified Fund. As such, the Fund has added risk because it may invest a greater percentage of assets in a more limited number of issuers compared to other mutual funds.

AN INVESTMENT IN THE FUND IS NOT A BANK DEPOSIT AND IS NOT INSURED OR GUARANTEED BY THE FEDERAL DEPOSIT INSURANCE CORPORATION OR ANY OTHER GOVERNMENT AGENCY.

WHO MAY WANT TO INVEST
This Fund may be appropriate for investors who:

|X|  are looking for long-term capital appreciation;
|X| are willing to gain some downside protection in exchange for an equity investment strategy that is more conservative than strategies that do not employ covered call writing;
|X| are looking for a neutral to bullish investment strategy; or |X| are looking for increased income.

This Fund may not be appropriate for investors who are not willing to take any risk that they may experience share price fluctuations or lose money on their investment.

WRITING COVERED CALL OPTIONS
The Fund writes (sells) call options on securities listed on a national securities exchange and in the over-the-counter ("OTC") market. A call option is a contract that provides the holder or buyer of the option the right (not the obligation) to receive shares from the seller at a fixed price. All options written by the Fund will be covered. A call option is covered if the Fund (a) owns the underlying security that is subject to the call or (b) has an absolute and immediate right to acquire that security without additional cash consideration (or for additional cash consideration held in a segregated account by its custodian bank) upon conversion or exchange of other securities held in its portfolio.

The Fund may buy call options on securities it intends to buy in order to limit the risk of a substantial increase in the market price of the security before the purchase is effected. The Fund may also buy call options on securities held in its portfolio and on which it has written call options. Prior to its expiration, a call option may be sold in a closing sale transaction. Profit or loss from the sale will depend on whether the amount received is more or less than the premium paid for the call option plus any related transaction costs.

The principal reason for writing covered call options is an attempt to manage price volatility or risk. In addition, the Fund will attempt to obtain, through a receipt of premiums, a greater current return than would be realized on the underlying securities alone. The Fund receives a premium from writing a covered call option that they retain whether or not the option is exercised. By writing a call option on a security (establishing a "covered call write"), the Fund might become obligated to sell the underlying security for less than the current market price upon exercise. By writing a covered call option, the Fund foregoes the opportunity to profit from an increase in the market price of the underlying security above the exercise price, except insofar as the premium represents an enhancement of such a profit.

ESTABLISHING A COVERED CALL WRITE:
The Fund may enter into either of the following types of covered call writes:

|X| IN-THE-MONEY: The stock price is above the exercise price at the time the covered call write is established. This situation generally offers a lower return potential but greater downside protection than an Out-of-the-Money write.
|X| OUT-OF-THE-MONEY: The stock price is below the exercise price at the time the covered call write is established. This situation generally offers a higher return potential but less downside protection than an In-the-Money write.

SCENARIOS ON OR BEFORE THE EXPIRATION DATE:
There are two scenarios for the Fund regarding a covered call option on a stock on or before the expiration date. They are:

|X| THE STOCK PRICE REMAINS UNDER THE EXERCISE PRICE: The option buyer will most likely not exercise his or her option to purchase the stock. After the expiration date of the option, the Fund will be free to write another call option against the stock. This process will be repeated until the option is exercised

|X| THE STOCK PRICE IS HIGHER THAN THE EXERCISE PRICE: The option buyer will most likely exercise his or her option to purchase the stock at the strike price. The buyer may exercise his or her option at any time on or before the expiration date.

EFFECTING A "CLOSING PURCHASE TRANSACTION":
The Fund, as writer of an option, may want to take advantage of market declines and/or advances by terminating its obligation. To employ this strategy, the Fund may effect a "closing purchase transaction" by buying an option of the same series as the option previously written. A closing purchase transaction will ordinarily be effected to realize a profit on an outstanding option, to prevent an underlying security from being called, to permit the sale of the underlying security or to permit the writing of a new option containing different terms. The effect of the purchase is that the clearing corporation will cancel the Fund's position. However, a Fund may not effect a closing purchase transaction after being notified of the exercise of an option. Likewise, the holder of an option may liquidate its position by effecting a "closing sale transaction" by selling an option of the same series as the option previously purchased. There is no guarantee that either a closing purchase or a closing sale transaction may be made at the time desired by the Fund.

Effecting a closing transaction in the case of a written call option allows the Fund to write another call option on the underlying security with a different exercise price, expiration date or both. Effecting a closing transaction also allows the cash or proceeds from the sale of any securities subject to the option to be used for other Fund investments. If the Fund wants to sell a particular security from its portfolio on which it has written a call option, it will effect a closing transaction prior to or at the same time as the sale of the security.

PERFORMANCE SUMMARY
--------------------------------------------------------------------------------

Because the Fund has little operating history, there is no performance information available for the Fund at this time. For additional information refer to "Historical Investment Results of the Adviser's Private Accounts."

FEES AND EXPENSES
-------------------------------------------------------------------------------

As an investor, you may pay certain fees and expenses if you buy and hold shares of the Fund. These fees are described in the tables below and further explained in the example that follows.
--------------------------------------------------------------------------------
SHAREHOLDER FEES1
(fees paid directly from your investment)
-------------------------------------------------------------------- ----------
Maximum Sales Charge (Load) Imposed on Purchases (as a
percentage of offering price)                                         None

Maximum Deferred Sales Charge (Load)                                  None
(as percentage of offering price)

Maximum Sales Charge (Load) Imposed on Reinvested Dividends           None

Redemption Fee                                                        1.00%2

Exchange Fee                                                          None
--------------------------------------------------------------------- ----------

ANNUAL FUND OPERATING EXPENSES
(expenses that are deducted from Fund assets)
--------------------------------------------------------------------- ----------
Management Fees                                                       1.00%
Distribution and Service (12b-1) Fees                                 1.00%
Other Expenses3                                                       1.82%
                                                                      -----
Total Annual Operating Expenses                                       3.82%
                                                                      =====
--------------------------------------------------------------------- ----------
1 The Fund's transfer agent charges a $15 wire redemption fee.
2 The Fund charges a fee of 1.00% on redemptions of shares held for less than 1 year. This fee is paid to the Fund and is waived for Fund shareholders who are private clients of the Adviser. See "How to Sell Shares."
3 These expenses, which include custodian, transfer agency and other customary
  Fund expenses, are based on estimated amounts for the Fund's current fiscal year.
--------------------------------------------------------------------------------

EXAMPLE

The example below is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. The example assumes that:

1. You invest $10,000 in the Fund for the time periods indicated and then redeem all of your shares of the Fund at the end of those periods,
2.   You reinvested all dividends and capital gain distributions,
3.   Your investment has a 5% return each year, and
4.   The Fund's operating expenses remain the same.

Although your actual costs may be higher or lower, based on these assumptions your costs would be:

                          1 Year      3 Years
                         ----------  ---------
                           $485        $1,267

MANAGEMENT OF THE FUND
--------------------------------------------------------------------------------
INVESTMENT ADVISER

Glen Rauch Securities, Inc. is the investment adviser for the Fund. The Adviser is an SEC-registered full-service brokerage firm and member of the NASD since March 1986. The Adviser's main office is at 44 Wall Street, New York, New York 10005. The Adviser provides investment management services for individuals and institutional clients including pension and profit sharing plans and has in excess of $1 billion in assets under management, which includes privately managed accounts.

The Adviser has been retained under an Investment Advisory Agreement with Glen Rauch Funds to act as the Fund's investment adviser subject to the authority of the Board of Trustees. (See "Management of the Trust--Trustees and Officers" in the Fund's Statement of Additional Information.) Under the Investment Advisory Agreement, the Adviser receives a monthly fee computed at an annual rate of 1.00% of average daily net assets. The Adviser furnishes the Fund with investment advice and, in general, supervises the management of the Fund in accordance with the Fund's investment objectives. The Adviser provides all necessary administrative services, office space, equipment, clerical personnel for servicing the investments of the Fund, investment advisory facilities, and executive and supervisory personnel for managing the investments and effecting the securities transactions of the Fund. In addition, the Adviser pays the salaries and fees of all officers and trustees of Glen Rauch Funds who are affiliated persons of the Adviser.

PORTFOLIO MANAGERS

|X| GLEN R. RAUCH is President of the Trust and the Adviser and serves as co-portfolio manager to the Fund. Along with Ms. Betsy, Mr. Rauch is responsible for the Fund's overall day-to-day management. Mr. Rauch has been President and controlling shareholder of the Adviser since 1986. Prior to forming the Adviser in 1986, Mr. Rauch was Senior Vice-President and Partner at Gabrielle, Hueglin and Cashman, Inc., a securities brokerage firm in New York. Mr. Rauch has nearly 28 years of experience on Wall Street.

|X| CHERYL SPINELLA BETSY is the co-portfolio manager of the Fund. Along with Mr. Rauch, Ms. Betsy is responsible for the Fund's day-to-day management. Ms. Betsy has been with the Adviser since March 1997. Prior to joining the Adviser, Ms. Betsy assisted in specialist/market making functions for Spear, Leeds & Kellogg, LLC, a securities brokerage firm in New York. Ms. Betsy holds a Bachelor of Science degree in Finance from Villanova University and holds Series 7, 63, 4 and 55 licenses.

FUND ADMINISTRATION, FUND ACCOUNTING, TRANSFER AGENT, CUSTODY, AUDIT AND LEGAL SERVICES
Firstar Mutual Fund Services, LLC serves as the Fund's administrator, transfer agent and fund accountant. As such, Firstar Mutual Fund Services, LLC provides all necessary record keeping services and share transfer services for the Fund. Firstar Bank, N.A. serves as the Fund's custodian. PricewaterhouseCoopers LLP serves as the independent public accountant for purposes of auditing the Fund. Kramer Levin Naftalis & Frankel LLP serves as the Fund's legal counsel.

HISTORICAL INVESTMENT RESULTS OF THE ADVISER'S PRIVATE ACCOUNTS
The table below shows certain performance data provided by the Adviser relating to investment results of a composite of all of the Adviser's private client accounts (the "Accounts") managed using the same investment objective and substantially similar investment strategies and techniques as those specified for the Fund--the covered call strategy. The Accounts are not subject to the same types of expenses to which the Fund is subject, nor to the diversification requirements, specific tax restrictions and investment limitations imposed on the Fund by the Investment Company Act of 1940, or the Internal Revenue Code, as amended. The performance of the Accounts may have been adversely affected had they been subject to the same expenses, restrictions and limitations as the Fund. The Adviser believes that any adverse effect would not have been significant. The results presented are not intended to predict or suggest the return to be experienced by the Fund or the return one might achieve by investing in the Fund. One should not rely on the following data as an indication of future performance of the Adviser or of the Fund. If the higher expense structure of the Fund were used on the Accounts, the performance of the Accounts would have been lower than shown.

------------------------- ------------------- ------------- --------------------
 Return as of 6/30/00      Total Account        S & P 500    Dow Jones Composite
                           (net of fees)(1)     Index (2)    Average (3)
------------------------- ------------------- ------------- --------------------
              1-YEAR            14.40%              7.22%               3.29%
              3-YEAR             6.77%             19.62%              12.69%
SINCE INCEPTION* (2/1/96)       12.49%             22.61%              18.41%
------------------------- ------------------- ------------- --------------------
*This date indicates the first date the Adviser managed accounts using the covered call strategy.

Please read the following important notes concerning the Accounts:

1 The results for the Accounts reflect either income and capital appreciation or depreciation (total return). Dividends and other items of income are accounted for on a cash basis. Returns are time weighted and represent the dollar-weighted average of all the accounts managed by the Adviser using a covered call strategy. Return figures are net of applicable fees and expenses (other than separate custodian fees).

2 The S&P 500 Index consists of 500 stocks chosen by Standard and Poor's for market size, liquidity and industry group representation. It is a market-value weighted unmanaged index (stock price times number of shares outstanding) with each stock's weight in the S&P 500 Index proportionate to its market value.

3 The Dow Jones Composite Average encompasses 65 stocks combining the Dow Industrials, Transportation, and Utility Averages. The Dow Jones Industrial Average is an average of 30 actively traded widely-held, blue chip stocks and is the oldest and most widely quoted of all market indicators. The Dow Jones Transportation Average is an average of 20 stocks representative of the transportation industry and the Dow Jones Utility Average consists of 15 geographically representative utility companies.

SPECIAL NOTE CONCERNING ADVISER INVESTMENT RETURNS: You should note that the Fund computes and discloses its average annual compounded rate of return using the standard formula set forth in rules promulgated by the Securities and Exchange Commission ("SEC"), which differs in certain respects from the methods used to compute the returns for the Accounts noted above. The SEC total return calculation method calls for the computation and disclosure of an average annual compounded rate of return for one, three, five and ten year periods or shorter periods from inception. The SEC formula provides a rate of return that equates a hypothetical initial investment of $10,000 to an ending redeemable value. The returns shown for the Accounts are reduced to reflect the deduction of Advisory fees in accordance with the SEC calculation formula, which requires that returns shown for a Fund be net of Advisory fees as well as all other applicable Fund operating expenses. Performance was calculated on a trade date basis.

DISTRIBUTION OF SHARES
--------------------------------------------------------------------------------
DISTRIBUTOR
Quasar Distributors, LLC serves as distributor and principal underwriter for the shares of the Fund pursuant to a Distribution Agreement. Quasar Distributors, LLC is a member of the National Association of Securities Dealers, Inc. (NASD).

DISTRIBUTION SHAREHOLDER SERVICING PLAN
The Fund has adopted a Distribution Shareholder Servicing Plan pursuant to Rule 12b-1 of the 1940 Act to provide certain distribution and shareholder servicing activities for the shareholders of the Fund. The maximum level of Rule 12b-1 fees paid by the Fund is 0.75% for 12b-1 expenses and 0.25% for shareholder servicing per year of the Fund's average daily net asset value. As these fees are paid out of the Fund's assets on an on-going basis, over time these fees will increase the cost of your investment and may cost you more than paying other types of sales charges.

PRICING OF SHARES
--------------------------------------------------------------------------------

Shares of the Fund are sold at their net asset value (NAV). The NAV for all shares of the Fund is determined as of the close of regular trading on the New York Stock Exchange ("NYSE") (normally 4:00 p.m., Eastern Time) on every business day. The NAV for the Fund is calculated by dividing the sum of the value of the securities held plus cash or other assets minus all liabilities by the total number of shares outstanding of the Fund. The NYSE is closed on weekends and most national holidays.

The Fund's investments are valued according to market value. When a market quote is not readily available, the security's value is based on "fair value" as determined by the Adviser under supervision of the Fund's Board of Trustees.

If your purchase order is in "good order" (see "How to Purchase Shares") and delivered to the Fund's transfer agent before the close of the regular trading session of the NYSE on any business day, your order will receive the share price next determined for the Fund as of that day. If your order is received after the close of the regular trading session of the NYSE, it will receive the price determined on the next business day.

HOW TO PURCHASE SHARES
--------------------------------------------------------------------------------

To open an account, you must invest at least the minimum amount.

     Minimum Investments            To Open             To Add to
                                  Your Account         Your Account
                                 --------------       ---------------
         All Accounts                $2,000                $100

GOOD ORDER PURCHASE REQUESTS
When making a purchase request, make sure your request is in good order. "Good order" means your purchase request includes:

|X|  the NAME of the Fund
|X|  the DOLLAR amount of shares to be purchased
|X|  account application form or investment stub
|X|  check payable to the "Glen Rauch Funds"

METHODS OF BUYING

THROUGH A           You can purchase shares of the Fund through any
BROKER/DEALER       broker/dealer organization that has been  authorized by the
ORGANIZATION        Fund. These broker/dealers are further authorized to
                    designate other intermediaries to receive purchase and redemption orders on the Fund's behalf. A purchase order is deemed received by the Fund when an authorized broker/dealer, or, if applicable, a broker/dealer's authorized designee, receives the request in good order.
                    Please keep in mind that your broker/dealer may charge additional fees for its services.

BY MAIL You can purchase shares of the Fund directly from the Fund's transfer agent, Firstar Mutual Fund Services, LLC. To open an account, complete an account application form and send it together with your check to the address below. To make additional investments once you have opened your account, send your check together with the detachable form that's included with your Fund account statement or confirmation. You may also send a letter stating the amount of your investment with your name, the name of the Fund and your account number together with a check to the address below. Checks should be made payable to the "Buy-Write Fund."
                    No third party checks will be accepted. If your check is returned for any reason, a $25 fee will be assessed against your account.

                    REGULAR MAIL
                    ------------
                    Glen Rauch Funds
                    Buy-Write Fund
                    c/o Firstar Mutual Fund Services, LLC
                    P.O. Box 701
                    Milwaukee, Wisconsin  53201-0701

                    OVERNIGHT DELIVERY
                    ------------------
                    Glen Rauch Funds
                    Buy-Write Fund
                    c/o Firstar Mutual Fund Services, LLC
                    615 E. Michigan Street, Third Floor
                    Milwaukee, Wisconsin  53202


                    NOTE: THE FUND DOES NOT CONSIDER THE U.S. POSTAL SERVICE OR OTHER INDEPENDENT DELIVERY SERVICES TO BE ITS AGENTS.

BY TELEPHONE        To make additional investments by telephone, you
                    must check the appropriate box on your account application form authorizing telephone purchases. If you have given authorization for telephone transactions and your account has been open for at least 15 days, call the Fund toll free at 1-800 466-4633 and you will be allowed to move money from your bank account to your Fund account upon request. Only bank accounts held at domestic institutions that are Automated Clearing House (ACH) members may be used for telephone transactions. For security reasons, requests by telephone will be recorded.

BY WIRE To open an account or to make additional investments by wire, call 1-800 466-4633 to notify the Fund of the incoming wire using the wiring instructions below:

                    Firstar Bank, N.A.
                    Milwaukee, WI  53202
                    ABA #:  042000013
                    Credit:  Firstar Mutual Fund Services, LLC
                    Account #:  112-952-137
                    Further Credit:  Glen Rauch Funds, Buy-Write Fund
                                     (your name or the title on the account)
                                     (your account #)

THROUGH AN          Once your account has been opened, you may purchase shares
AUTOMATIC           of the Fund through an Automatic Investment Plan ("AIP").
INVESTMENT          You can have money automatically transferred from your
PLAN                checking or savings account on a weekly, bi-weekly, monthly, bi-monthly or quarterly basis. To beeligible for this plan, your bank must be a domestic institution that is an ACH member. The Fund may modify or terminate the AIP at any time. The first AIP purchase will take place no earlier than 15 days after the transfer agent has received your request.

HOW TO SELL SHARES
--------------------------------------------------------------------------------

METHODS OF SELLING

THROUGH A           If you purchased your shares through a broker/dealer or
BROKER/DEALER OR    other financial organization, your redemption order should
FINANCIAL           be placed through the same organization. Your broker or
CONSULTANT          financial consultant is responsible for sending your
                    redemption order to the Fund's transfer agent on a timely basis. Please keep in mind that your broker or financial consultant may charge additional fees for its services.

BY MAIL If you purchased your shares directly from the Fund's transfer agent, you should send your written redemption request to the address below. Your request should contain the Fund's name, your account number and the number of shares or the dollar amount of shares to be redeemed. Be sure to have all account holders sign the letter. Additional documents are required for shareholders that are corporations, partnerships, executors, trustees, administrators, or guardians (i.e., corporate resolutions or trust documents indicating proper authorization).

                    REGULAR MAIL
                    ------------
                    Glen Rauch Funds
                    Buy-Write Fund
                    c/o Firstar Mutual Fund Services, LLC
                    P.O. Box 701
                    Milwaukee, Wisconsin  53201-0701

                    OVERNIGHT DELIVERY
                    ------------------
                    Glen Rauch Funds
                    Buy-Write Fund
                    c/o Firstar Mutual Fund Services, LLC
                    615 E. Michigan Street, Third Floor
                    Milwaukee, Wisconsin  53202

                    The Fund's transfer agent may require a SIGNATURE GUARANTEE for certain redemption requests such as redemption requests for amounts in excess of $50,000 or redemption requests made payable to a person or an address not on record with the Fund. A signature guarantee assures that your signature is genuine and protects you from unauthorized account transfers. You may obtain signature guarantees from most trust companies, commercial banks or other eligible guarantor institutions. A NOTARY PUBLIC CANNOT GUARANTEE SIGNATURES.

BY TELEPHONE        If you are authorized to perform telephone transactions
                    (either through your account application form or by subsequent arrangement in writing with the Fund) you may redeem shares in any amount, but not less than $100, by calling 1-800 466-4633. A signature guarantee is required of all shareholders to change or add telephone redemption privileges. For security reasons, requests by telephone may be recorded.

BY WIRE             To redeem shares by wire, call the Fund at 1-800
                    466-4633 and specify the amount of money you wish to be wired. Your bank may charge a fee to receive wired funds. The transfer agent charges a $15 outgoing wire fee.

WHEN REDEMPTION PROCEEDS ARE SENT TO YOU
Your shares will be redeemed at the NAV next determined after the Fund receives your redemption request in good order. Your redemption request cannot be processed on days the NYSE is closed.

All requests received in good order by the Fund before the close of the regular trading session of the NYSE (normally 4:00 p.m. Eastern time) will normally be wired to the bank you indicate or mailed on the following day to the address of record. In no event will proceeds be wired or a check mailed more than 7 calendar days after the Fund receives your redemption request.

If you purchase shares using a check and soon after request a redemption, the Fund will honor the redemption request, but will not mail the proceeds until your purchase check has cleared (usually within 12 days).

REDEMPTION REQUESTS IN GOOD ORDER
When making a redemption request, make sure your request is in good order. "Good order" means your letter of instruction includes:

|X|  the NAME of the Fund
|X|  the DOLLAR AMOUNT or the NUMBER of shares to be redeemed
|X| SIGNATURES of all registered shareholders exactly as the shares are registered
|X|  the ACCOUNT number

REDEMPTION FEE
If you redeem shares of the Fund after holding them for less than one year, the Fund will charge a fee of 1.00% of the value of the shares redeemed. This fee is paid to the Fund to cover the costs of maintaining accounts that are abnormally active. This fee is waived for Fund shareholders who are private clients of the Adviser.

GENERAL TRANSACTION POLICIES
The Fund reserves the right to:

|X|  Vary or waive any minimum investment requirement.

|X| Refuse, change, discontinue, or temporarily suspend account services, including purchase, exchange, or telephone redemption privileges, for any reason.

|X| Reject any purchase or exchange request for any reason. Generally, the Fund does this if the purchase or exchange is disruptive to the efficient management of the Fund (due to the timing of the investment or an investor's history of excessive trading).

|X| Delay paying redemption proceeds for up to seven days after receiving a request, if an earlier payment could adversely affect the Fund.

RETIREMENT PLANS
-------------------------------------------------------------------------------

You may purchase shares of the Fund for your individual retirement accounts including Traditional IRA, Rollover IRA, Roth IRA, Educational IRA, SEP IRA, Simple IRA and 401(k) accounts. To obtain the appropriate disclosure documentation and complete information on how to open a retirement account, call 1-800 466-4633.

DISTRIBUTIONS AND TAXES
--------------------------------------------------------------------------------

DIVIDENDS AND DISTRIBUTIONS
The Fund pays dividends from its net investment income and distributes any net capital gains that it realizes. Dividends and distributions will generally be paid once a year. They will be reinvested in the Fund unless you instruct the Fund otherwise.

The Fund intends to qualify as a regulated investment company for federal income tax purposes and intends to make additional distributions to the minimum extent necessary to distribute the entire annual investment company taxable income of the Fund, plus any net capital gains and to avoid imposition of the excise tax imposed by the Internal Revenue Code of 1986, as amended.

Shareholders will be notified annually as to the federal tax status of distributions and shareholders receiving distributions in the form of newly issued shares will receive a report as to the NAV of the shares received.

TAXATION
As with any investment, your investment in the Fund could have tax consequences for you.

TAXES ON DISTRIBUTIONS
Distributions that you receive from the Fund are subject to federal income tax, and may also be subject to state or local taxes. For federal tax purposes, the Fund's dividends and distributions of short-term capital gains are taxable to you as ordinary income, while the Fund's distributions of long-term capital gains are taxable to you generally as long-term capital gains. Whether the Fund's distributions are short-term or long-term in nature depends on the length of time the Fund holds its assets.

If you buy shares when the Fund has realized but not yet distributed income or capital gains, you will be "buying a dividend" by paying the full price for the shares and then receiving a portion of the price back in the form of a taxable distribution.

By law the Funds must withhold 31% of your taxable distribution and redemption proceeds if you do not provide your correct certified social security or taxpayer identification number and certify that you are not subject to withholding, or if the IRS instructs the Funds to do so.

TAXES ON TRANSACTIONS
Your redemptions may result in a capital gain or loss for federal income tax purposes. A capital gain or loss on your investment in the Fund generally is the difference between the cost of your shares and the price you receive when you sell them.

Additional tax information may be found in the Statement of Additional Information. Because everyone's tax situation is unique, always consult your tax professional about federal, state and local tax consequences of an investment in the Fund.

SHAREHOLDER REPORTS AND CONFIRMATIONS
--------------------------------------------------------------------------------

As a shareholder, you will be provided annual and semi-annual reports showing the Fund's portfolio investments and financial information. You will also receive confirmations of your purchases into, and redemptions out of, the Fund. Account statements will be mailed to you on an annual basis.

FINANCIAL HIGHLIGHTS
-------------------------------------------------------------------------------

Because the Fund has recently commenced operations, there are no financial highlights available at this time.


INVESTMENT ADVISER
GLEN RAUCH SECURITIES, INC.
NEW YORK, NEW YORK

INDEPENDENT ACCOUNTANT
PRICEWATERHOUSECOOPERS LLP
NEW YORK, NEW YORK

PRINCIPAL UNDERWRITER
QUASAR DISTRIBUTORS, LLC
MILWAUKEE, WISCONSIN

LEGAL COUNSEL
KRAMER LEVIN NAFTALIS & FRANKEL LLP
NEW YORK, NEW YORK

ADMINISTRATOR, TRANSFER AGENT,
AND FUND ACCOUNTANT
FIRSTAR MUTUAL FUND SERVICES, LLC
MILWAUKEE, WISCONSIN

CUSTODIAN
FIRSTAR BANK, N.A.
CINCINNATI, OHIO

WHERE TO FIND MORE INFORMATION:
You can find more information about the Buy-Write Fund in the following documents:

STATEMENT OF ADDITIONAL INFORMATION DATED __________, 2000
The Statement of Additional Information for the Fund provides more details about the Fund's policies and management. The Fund's Statement of Additional Information is incorporated by reference into this Prospectus.

ANNUAL AND SEMI-ANNUAL REPORTS
After the Fund has been operating for the appropriate time, annual and semi-annual reports will be made available. The Fund's annual and semi-annual reports provide the most recent financial reports and portfolio listings. The annual report contains a discussion of the market conditions and investment strategies that affected the Fund's performance during the last fiscal year.

You can obtain a free copy of these documents, request other information, or make general inquiries about the Fund by calling the Fund at 1-800 466-4633 or by writing to:

GLEN RAUCH FUNDS
BUY-WRITE FUND
C/O FIRSTAR MUTUAL FUND SERVICES, LLC
P.O. BOX 701
MILWAUKEE, WI  53201-0701

You may write to the Securities and Exchange Commission ("SEC") Public Reference Room at the regular mailing address or the e-mail address below and ask them to mail you information about the Fund, including the SAI. They will charge you a fee for this duplicating service. You can also visit the SEC Public Reference Room and copy documents while you are there. For more information about the operation of the Public Reference Room, call the SEC at the telephone number below.

PUBLIC REFERENCE SECTION
SECURITIES AND EXCHANGE COMMISSION
WASHINGTON, D.C.  20549-0102
PUBLICINFO@SEC.GOV
1-202-942-8090

Reports and other information about the Fund are available on the EDGAR Database on the SEC's Internet site at HTTP://WWW.SEC.GOV.

                                                     1940 Act File No. 811-10175



                                   SUBJECT TO COMPLETION, DATED JANUARY 10, 2001

The information in this Statement of Additional Information is not complete and may be changed. We may not sell these securities until the registration statement filed with the Securities and Exchange Commission becomes effective. This Statement of Additional Information is not an offer to sell these securities and is not soliciting an offer to buy these securities in any state where the offer or sale is not permitted.

                       STATEMENT OF ADDITIONAL INFORMATION

                                 Dated ___, 2000

                                 BUY-WRITE FUND
                          A Series of Glen Rauch Funds

This Statement of Additional Information ("SAI") relates to the Buy-Write Fund, which is a series of Glen Rauch Funds, a registered open-end management investment company, or mutual fund. This SAI is not a prospectus and is intended to supplement the information provided to investors in the prospectus dated ________, 2000 (the "Prospectus") of the Buy-Write Fund (the "Fund"). Copies of the Fund's Prospectus may be obtained by writing the Fund at Firstar Mutual Fund Services, LLC, P.O. Box 701, Milwaukee, Wisconsin 53201-0701, or calling the Fund at (800) 466-4633.



                        ---------------------------------
                                TABLE OF CONTENTS
                        ---------------------------------
                                                                            PAGE

Organization of the Trust and the Fund.........................................3
Investments and Risks..........................................................3
Management of the Trust.......................................................11
Advisory Services.............................................................13
Distributor...................................................................14
Service Providers.............................................................15
Portfolio Transactions........................................................16
Determining Net Asset Value...................................................18
Buying Shares.................................................................19
Redeeming Shares..............................................................19
Tax Considerations............................................................20
Calculation of Performance Data...............................................26
Financial Statements..........................................................26


ORGANIZATION OF THE TRUST AND THE FUND

Glen Rauch Funds (the "Trust") is an open-end management investment company, or mutual fund, organized as a Delaware business trust on October 10, 2000. The Fund is the first of any number of series that may be formed by the Trust. The Fund is a non-diversified series and has its own investment objectives and policies. The Trust may start another series and offer shares of a new fund under the Trust at any time.

The Trust is authorized to issue an unlimited number of interests (or shares). Interests in the Fund are represented by shares of beneficial interest each with a par value of $0.001. If the Trust should add additional series, shares of each series would have equal voting rights and liquidation rights, and would be voted in the aggregate and not by the series except in matters where a separate vote is required by the Investment Company Act of 1940 (the "1940 Act") or when the matter affects only the interest of a particular Fund. When matters are submitted to shareholders for a vote, each shareholder is entitled to one vote for each full share owned and fractional votes for fractional shares owned. The Trust does not normally hold annual meetings of shareholders. The Trustees shall promptly call and give notice of a meeting of shareholders for the purpose of voting upon removal of any Trustee when requested to do so in writing by shareholders holding 10% or more of the Trust's outstanding shares. The Trust will comply with the provisions of Section 16(c) of the 1940 Act in order to facilitate communications among shareholders.

Each share of the Fund represents an equal proportionate interest in the assets and liabilities belonging to the Fund with each other share of the Fund and is entitled to such dividends and distributions out of the income belonging to the Fund as are declared by the Trustees. If the Trust adds additional series, the shares would not have cumulative voting rights or any preemptive or conversion rights, and the Trustees would have the authority from time to time to divide or combine the shares of any Fund into a greater or lesser number of shares of that Fund so long as the proportionate beneficial interests in the assets belonging to that Fund and the rights of shares of any other Fund are in no way affected. Additionally, in case of any liquidation of a Fund, the holders of shares of the Fund being liquidated would be entitled to receive as a class a distribution out of the assets, net of the liabilities, belonging to that Fund. Expenses attributable to any Fund would be borne by that Fund. Any general expenses of the Trust not readily identifiable as belonging to a particular Fund would be allocated by or under the direction of the Trustees in such manner as the Trustees allocate such expenses on the basis of relative net assets or number of shareholders. No shareholder is liable to further calls or to assessment by the Trust without his or her express consent.

The assets of the Fund received for the issue or sale of its shares, and all income, earnings, profits and proceeds thereof, subject only to the rights of creditors, shall constitute the underlying assets of the Fund. In the event of the dissolution or liquidation of the Fund, the holders of shares of the Fund are entitled to share pro rata in the net assets of the Fund available for distribution to shareholders

INVESTMENTS AND RISKS

The following discussion supplements the description of the Fund's investment strategy, risks and management policies set forth in the "Investment Objective," "Principal Investment Strategy" and "Principal Risks" sections of the Prospectus. Unless otherwise noted, whenever an investment policy or limitation states a maximum percentage of the Fund's assets that may be invested in any security or other asset, or sets forth a policy regarding quality standards, such standard or percentage limitation will be determined immediately after and as a result of the Fund's acquisition of such security or other asset. Accordingly, any subsequent change in values, net assets, or other circumstances will not be considered when determining whether the investment complies with the Fund's investment policies and limitations.

If a bankruptcy or other extraordinary event occurs concerning a particular security the Fund owns, the Fund may receive stock, real estate, or other investments that the Fund would not, or could not, buy. If this happens, the Fund intends to sell such investments as soon as practicable while trying to maximize the return to shareholders.

FUNDAMENTAL INVESTMENT LIMITATIONS

The Fund has adopted the following restrictions as fundamental policies. This means they may only be changed if the change is approved by (i) more than 50% of the Fund's outstanding shares or (ii) 67% or more of the Fund's shares present at a shareholder meeting if more than 50% of the Fund's outstanding shares are represented at the meeting in person or by proxy, whichever is less.

The Fund:

         1. May not issue securities senior to the Fund's presently authorized shares of beneficial interest, except that this restriction shall not be deemed to prohibit the Fund from (a) making any permitted borrowings, loans, mortgages or pledges, (b) entering into options or (c) making short sales of securities to the extent permitted by the 1940 Act and any rule or order thereunder, or Securities and Exchange Commission ("SEC") staff interpretations thereof.

         2. May borrow money from banks or affiliated investment companies to the extent permitted by the 1940 Act, or any exemptions therefrom which may be granted by the SEC, to meet redemption requests, or for any additional investment purpose beneficial to the Fund and then in an amount not exceeding 33 1/3% of the value of the Fund's total net assets (including the amount borrowed).

         3. May not act as an underwriter except to the extent the Fund may be deemed to be an underwriter when disposing of securities it owns or when selling its own shares.

         4. May not purchase securities if as a result of such purchase more than 25% of the Fund's total net assets would be invested in any one industry. For purposes of this limitation, there is no limitation on the purchase of securities issued or guaranteed by the U.S. Government, its agencies or instrumentalities.

         5. May not purchase or sell real estate and commodities, except that the Fund may purchase or sell securities of real estate investment trusts, may enter into futures contracts on securities, or any other financial instruments, and may purchase and sell options on such futures contracts.

         6. May not lend any security or make any other loan if, as a result, more than 33 1/3% of the value of the Fund's total assets would be lent to other parties, except to the extent permitted by the 1940 Act or any exemptions therefrom which may be granted by the SEC.

         7. May not pledge, mortgage, or hypothecate the Fund's assets, except
(a) to the extent necessary to secure permitted borrowing, (b) in connection with the purchase of securities on a delayed-delivery basis or the sale of securities on a delayed-delivery basis, and (c) in connection with options and other financial instruments.

INVESTMENT STRATEGIES, POLICIES AND RISKS

In addition to the principal investment strategies that are set forth under the "Principal Investment Strategy" and the "Principal Risks" sections of the Prospectus, the Fund has various additional investment strategies and policies. The following strategies and policies may be changed by the Board of Trustees without shareholder approval. In addition, you should be aware of the risks described below. Except for the fundamental investment limitations listed above, the Fund's investment strategies and policies are not fundamental and may be changed with the approval of the Trust's Board of Trustees.

WRITING COVERED CALL OPTIONS. The Fund writes (sells) call options on securities listed on a national securities exchange and in the over-the-counter ("OTC") market. A call option is a contract that provides the holder or buyer of the option the right (not the obligation) to receive shares from the seller at a fixed price. Options on securities owned or purchased by the Fund are considered "derivative securities." All options written by the Fund will be covered.

A call option written by the Fund is covered if the Fund (a) owns the underlying security that is subject to the call or (b) has an absolute and immediate right to acquire that security without additional cash consideration (or for additional cash consideration held in a segregated account by its custodian bank) upon conversion or exchange of other securities held in its portfolio. A call option is also covered if the Fund holds a call on the same security and in the same principal amount as the call written where the exercise price of the call held is (a) equal to or less than the exercise price of the call written or
(b) greater than the exercise price of the call written if the difference is held in cash in a segregated account with the Fund's custodian bank.

The premium paid by the buyer of an option will reflect, among other things, the relationship of the exercise price to the market price (intrinsic value) and volatility of the underlying security, the remaining term of the option, supply and demand, and interest rates.

The Fund, as writer of an option, may have no control over when the underlying securities must be sold because the Fund may be assigned an exercise notice at any time prior to the termination of the obligation. Whether or not an option expires unexercised, the Fund retains the amount of the premium. This amount may, in the case of a covered call option, may offset a decline in the market value of the underlying security during the option period. If a call option is assigned, the Fund experiences a profit or loss from the sale of the underlying security.

The Fund, as writer of an option, may want to take advantage of market declines and/or advances by terminating its obligation. To employ this strategy, the Fund may effect a "closing purchase transaction" by buying an option of the same series as the option previously written. A closing purchase transaction will ordinarily be effected to realize a profit on an outstanding option, to prevent an underlying security from being called, to permit the sale of the underlying security or to permit the writing of a new option containing different terms. The effect of the purchase is that the clearing corporation will cancel the Fund's position. However, a Fund may not effect a closing purchase transaction after being notified of the exercise of an option. Likewise, the holder of an option may liquidate its position by effecting a "closing sale transaction" by selling an option of the same series as the option previously purchased. There is no guarantee that either a closing purchase or a closing sale transaction may be made at the time desired by the Fund.

Effecting a closing transaction in the case of a written call option allows the Fund to write another call option on the underlying security with a different exercise price, expiration date or both. Effecting a closing transaction also allows the cash or proceeds from the sale of any securities subject to the option to be used for other Fund investments. If the Fund wants to sell a particular security from its portfolio on which it has written a call option, it will effect a closing transaction prior to or at the same time as the sale of the security.

The Fund will realize a profit from a closing transaction if the price of the transaction is less than the premium received from writing the option or is more than the premium paid to buy the option. Likewise, the Fund will realize a loss from a closing transaction if the price of the transaction is more than the premium received from writing the option or is less than the premium paid to buy the option. Increases in the market price of a call option will generally reflect increases in the market price of the underlying security. As a result, any loss resulting from the repurchase of a call option is likely to be offset in whole or in part by appreciation of the underlying security owned by the Fund.

The Fund may buy call options on securities it intends to buy in order to limit the risk of a substantial increase in the market price of the security before the purchase is effected. The Fund may also buy call options on securities held in its portfolio and on which it has written call options. Prior to its expiration, a call option may be sold in a closing sale transaction. Profit or loss from the sale will depend on whether the amount received is more or less than the premium paid for the call option plus any related transaction costs.

The principal reason for writing covered call options is an attempt to manage price volatility or risk. In addition, the Fund will attempt to obtain, through a receipt of premiums, a greater current return than would be realized on the underlying securities alone. The Fund receives a premium from writing a covered call option that they retain whether or not the option is exercised. By writing a call option, the Fund might become obligated to sell the underlying security for less than the current market price upon exercise. By writing a covered call option on a security, the Fund foregoes the opportunity to profit from an increase in the market price of the underlying security above the exercise price, except insofar as the premium represents an enhancement of such a profit.

The Fund may write covered call options (and buy put and call options) that trade in the OTC market to the same extent that it may engage in exchange-traded options. Like exchange-traded options, OTC options give the holder the right to buy, in the case of OTC call options, an underlying security from the writer at a stated exercise price. However, OTC options differ from exchange-traded options in certain material respects.

OTC options are arranged directly with dealers and not with a clearing corporation. Thus, there is a risk of non-performance by the dealer. Because there is no exchange, pricing is typically done based on information from market makers. OTC options are available for a greater variety of securities and in a wider range of expiration dates and exercise prices, however, than exchange-traded options, and the writer of an OTC option is paid the premium in advance by the dealer.

DERIVATIVE SECURITIES. The Fund's transactions in options involve certain risks. These risks include, among others, the risk that the effectiveness of a transaction depends on the degree that price movements in the underlying securities. The Fund bears the risk that the prices of its portfolio securities will not move in the same amount as the option it has purchased, or that there may be a negative correlation that would result in a loss on both the underlying securities and the derivative security.

In addition, adverse market movements could cause the Fund to lose up to its full investment in a call option contract. There is also the risk of loss by the Fund of margin deposits in the event of bankruptcy of a broker with whom the Fund has an open position.

Positions in exchange-traded options may be closed out only on an exchange that provides a secondary market. There can be no assurance that a liquid secondary market will exist for any particular option at any specific time. Thus, it may not be possible to close an option position. If the Fund is unable to close out a position and if prices move adversely, the Fund will have to continue to make daily cash payments to maintain its required margin. If the Fund does not have sufficient cash to do this, it may have to sell portfolio securities at a disadvantageous time. The Fund will enter into option positions only if there appears to be a liquid secondary market for the such options.

Similarly, there can be no assurance that a continuous liquid secondary market will exist for any particular OTC option at any specific time. When the Fund writes an OTC option, it generally can close out that option prior to its expiration only by entering into a closing purchase transaction with the dealer to which the Fund originally wrote it.

PUT OPTIONS. The Fund may buy put options on securities in an attempt to protect against a decline in the market value of the underlying security below the exercise price less the premium paid for the option. The ability to buy put options allows the Fund to protect the unrealized gain in an appreciated security in its portfolio without actually selling the security. In addition, the Fund continues to receive interest or dividend income on the security. The Fund may sell a put option it has previously purchased prior to the sale of the security underlying the option. The sale of the option will result in a net gain or loss depending on whether the amount received on the sale is more or less than the premium and other transaction costs paid for the put option. Any gain or loss may be wholly or partially offset by a change in the value of the underlying security that the Fund owns or has the right to acquire. The Fund utilizes a put strategy as a means to hedge current positions in times of market uncertainty.

EQUITY SECURITIES. The Fund invests primarily in equity securities. An equity security, or stock, represents a proportionate share of the ownership of a company; its value is based on the success of the company's business, any income paid to stockholders, the value of its assets, and general market conditions. Common stocks, preferred stocks and convertible securities are examples of equity securities in which the fund principally invests.

Preferred stocks are stocks that often pay dividends at a specific rate and have a preference over common stocks in dividend payments and liquidation of assets. Some preferred stocks may be convertible into common stock. Convertible securities are securities that may be converted into or exchanged for a specific amount of common stock of the same or different issuer within a particular period of time at a specified price or formula.

The Fund may invest in companies with medium-size capitalizations. To the extent the Fund invests in the equity securities of medium-size companies, it will be exposed to the risks associated with companies that have narrower markets for their goods and/or services and more limited managerial and financial resources than larger, more established companies. As a result, their performance can be more volatile and they face greater risk of business failure, which could increase the volatility of the Fund's portfolio.

AMERICAN DEPOSITORY RECEIPTS ("ADRS"). The Fund may invest in ADRs. ADRS are dollar denominated receipts representing interests in the securities of a foreign issuer, which securities may not necessarily be denominated in the same currency as the securities into which they may be converted. ADRs are receipts typically issued by United States banks and trust companies that evidence ownership of underlying securities issued by a foreign corporation. ADRs may be purchased through "sponsored" or "unsponsored" facilities. A sponsored facility is established jointly by the issuer of the underlying security and a depository, whereas a depository may establish an unsponsored facility without participation by the issuer of the depository security. Holders of unsponsored depository receipts generally bear all the costs of such facilities and the depository of an unsponsored facility frequently is under no obligation to distribute shareholder communications received from the issuer of the deposited security or to pass through voting rights to the holders of such receipts of the deposited securities. ADRs are not necessarily denominated in the same currency as the underlying securities to which they may be connected. Generally, ADRs in registered form are designed for use in the U.S. securities market and ADRs in bearer form are designed for use outside the United States.

ILLIQUID INVESTMENTS. The Fund may invest not more than 5% of its net assets in illiquid securities. Illiquid securities are generally securities that cannot be sold within seven days in the normal course of business at approximately the amount at which the Fund has valued them. The Fund does not presently intend to invest in any illiquid securities.

INVESTMENTS IN OTHER INVESTMENT COMPANIES. The Fund may invest in the securities of other investment companies to the extent that such an investment would be consistent with the requirements of the 1940 Act. Investments in the securities of other investment companies may involve duplication of advisory fees and certain other expenses. By investing in another investment company, the Fund becomes a shareholder of that investment company. As a result, Fund shareholders indirectly will bear a Fund's proportionate share of the fees and expenses paid by shareholders of the other investment company, in addition to the fees and expenses Fund shareholders directly ear in connection with the Fund's own operations.

SECURITIES LENDING. The Fund may lend securities from its portfolio to brokers, dealers and financial institutions (but not individuals) in order to increase the return on its portfolio. The value of the loaned securities may not exceed one-third of the Fund's total net assets and loans of portfolio securities are fully collateralized based on values that are marked-to-market daily. The Fund will not enter into any portfolio security lending arrangement having a duration of longer than one year. The principal risk of portfolio lending is potential default or insolvency of the borrower. In either of these cases, the Fund could experience delays in recovering securities or collateral or could lose all or part of the value of the loaned securities. The Fund may pay reasonable administrative and custodial fees in connection with loans of portfolio securities and may pay a portion of the interest or fee earned thereon to the borrower or a placing broker.

In determining whether or not to lend a security to a particular broker, dealer or financial institution, the Adviser considers all relevant facts and circumstances, including the size, creditworthiness and reputation of the broker, dealer, or financial institution. Any loans of portfolio securities are fully collateralized based on values that are marked to market daily. The Fund does not enter into any portfolio security lending arrangement having a duration of longer than one year. Any securities that the Fund may receive as collateral will not become part of the Fund's investment portfolio at the time of the loan and, in the event of a default by the borrower, the Fund will, if permitted by law, dispose of such collateral except for such part thereof that is a security in which the Fund is permitted to invest. During the time securities are on loan, the borrower will pay the Fund any accrued income on those securities, and the Fund may invest the cash collateral and earn income or receive an agreed-upon fee from a borrower that has delivered cash-equivalent collateral.

WHEN-ISSUED PURCHASES AND DELAYED DELIVERY. The Fund may purchase or sell particular securities with payment and delivery taking place at a later date. The price or yield obtained in a transaction may be less favorable than the price or yield available in the market when the securities delivery takes place. When the Fund agrees to purchase securities on a when-issued or delayed delivery basis, its custodian will set aside cash or liquid securities equal to the amount of the commitment in a segregated account. Normally, the custodian will set aside portfolio securities to satisfy a purchase commitment, and in such a case the Fund may be required subsequently to place additional assets in the segregated account in order to ensure that the value of the account remains equal to the amount of the Fund's commitments. It may be expected that the market value of the Fund's net assets will fluctuate to a greater degree when it sets aside portfolio securities to cover such purchase commitments than when it sets aside cash. When-issued transactions involve the risk that the price or yield obtained in a transaction (and therefore the value of a security) may be less favorable than the price or yield (and therefore the value of a security) available in the market when the securities delivery takes place.

The Fund will make commitments to purchase securities on a when-issued basis or to purchase or sell securities on a forward commitment basis only with the intention of completing the transaction and actually purchasing or selling the securities. If deemed advisable as a matter of investment strategy, however, the Fund may dispose of or renegotiate a commitment after it is entered into, and may sell securities it has committed to purchase before those securities are delivered to the Fund on the settlement date. In these cases, the Fund may realize a capital gain or loss.

When the Fund engages in when-issued and delayed delivery transactions, it relies on the other party to consummate the trade. Failure of such party to do so may result in the Fund incurring a loss or missing an opportunity to obtain a price considered advantageous. The market value of the securities underlying a when-issued purchase, and any subsequent fluctuations in their market value, are taken into account when determining the net asset value of the Fund starting on the day the Fund agrees to purchase the securities. The Fund does not earn interest on the securities it has committed to purchase until they are paid for and delivered on the settlement date.

SHORT SELLING. The Fund may, from time to time, make short sales. Short sales are transactions where the Fund sells securities they do not own in anticipation of a decline in the market value of the securities. The Fund must borrow the security to deliver it to the buyer. The Fund is then obligated to replace the security borrowed at the market price at the time of replacement. Until the security is replaced, the Fund is required to pay the lender any dividends or interest which accrue on the security during the loan period. To borrow the security, the Fund also may be required to pay a premium, which would increase the cost of the security sold. To the extent necessary to meet margin requirements, the Broker will retain proceeds of the short sale until the short position is closed out. The Adviser anticipates that the frequency of short sales will vary substantially under different market conditions and the Fund does not intend that any significant amount of its assets, as a matter of practice, will be in short sales.

In addition to the short sales discussed above, the Fund may also make short sales "against the box," a transaction in which the Fund enters into a short sale of a security owned by the Fund. A broker holds the proceeds of the short sale until the settlement date, at which time the Fund delivers the security to close the short position. The Fund receives the net proceeds from the short sale.

The Fund may also purchase call options to provide a hedge against an increase in the price of a security sold short by the Fund. When a Fund purchases call options, it has to pay a premium to the person writing the option and a commission to the broker selling the option. If the options are exercised by the Fund, the premium and the commission paid may be more than the amount of the brokerage commission charged if the securities were to be purchased directly.

SHORT-TERM TRADING. From time to time, the Fund seeks to trade on a short-term basis to take advantage of higher returns. Short-term trading involves taking advantage of daily and intra-day price opportunities not available to investors who seek to hold their investments long-term. To the extent that the Fund engages in short-term trading to capture these opportunities, it may not meet its investment objective.

WARRANTS AND RIGHTS. The Fund may invest in warrants. Warrants are basically options to purchase common stock at a specific price (usually a premium above the market value of the optioned common stock at issuance) valid for a specific period of time. Warrants may have a life ranging from less than a year to twenty years or may be perpetual. However, most warrants have expiration dates after which they are worthless. In addition, if the market price of the common stock does not exceed the warrant's exercise price during the life of the warrant, the warrant will expire as worthless. Warrants have no voting rights, pay no dividends, and have no rights with respect to assets of the corporation issuing them. The percentage increase or decrease in the market price of the warrant may tend to be greater than the percentage increase or decrease in the market price of the optioned common stock. Warrants acquired in units or attached to securities may be deemed to be without value for purposes of this policy. The Fund may also invest in rights. Rights are basically privileges granted to existing shareholders of a corporation to subscribe to shares of new issues of common stock before such stock is offered to the public. Rights are normally short-term, freely transferable and they entitle the holder to buy the new common stock below the offered public price.

NON-DIVERSIFIED FUND. The Fund is non-diversified under the 1940 Act, which means that there is no restriction under the 1940 Act on how much the Fund may invest in the securities of any one issuer. However, to qualify for tax treatment as a regulated investment company under the Internal Revenue Code ("Code"), the Fund intends to comply, as of the end of each taxable quarter, with certain diversification requirements imposed by the Code. Pursuant to these requirements, the Fund will, among other things, limit its investments in the securities of any one issuer (other than U. S. Government securities or securities of other regulated investment companies) to no more than 25% of the value of the Fund's total assets. In addition, the Fund, with respect to 50% of its total assets, will limit its investments in the securities of any issuer to 5% of its total assets, and will not purchase more than 10% of the outstanding voting securities of any one issuer.

In applying the Fund's fundamental policy concerning concentration that is described above, it is a matter of non-fundamental policy that investments in certain categories of companies will not be considered to be investments in a particular industry. For example: (i) financial service companies will be classified according to the end users of their services, for example, automobile finance, bank finance and diversified finance will each be considered a separate industry; (ii) technology companies will be divided according to their products and services, for example, hardware, software, information services and outsourcing, or telecommunications will each be a separate industry; (iii) asset-backed securities will be classified according to the underlying assets securing such securities; and (iv) utility companies will be divided according to their services, for example, gas, gas transmission, electric and telephone will each be considered a separate industry.

TEMPORARY INVESTMENTS. When the Fund's Adviser believes market or economic conditions are unfavorable for investors, the Adviser may invest up to 100% of the Fund's net assets in a temporary defensive manner or hold a substantial portion of its net assets in cash, cash equivalents, or other high quality short-term investments. Unfavorable market or economic conditions may include excessive volatility or a prolonged general decline in the securities markets, the securities in which the Fund normally invests, or the U.S. economy. Temporary defensive investments generally may include U.S. government securities, Treasury Bills or other short-term obligations, certificates of deposit, demand notes, and other money market equivalents. The Adviser also may invest in these types of securities or hold cash while looking for suitable investment opportunities or to maintain liquidity.

U.S. Government obligations include securities issued or guaranteed as to principal and interest by the U.S. Government, its agencies or instrumentalities. U.S. Treasury obligations differ mainly in the length of their maturity. Treasury bills, the most frequently issued marketable government securities, have a maturity of up to one year and are issued on a discount basis. U.S. Government obligations also include securities issued or guaranteed by federal agencies or instrumentalities, including government-sponsored enterprises.

Payment of principal and interest on U.S. Government obligations may be backed by the full faith and credit of the United States or may be backed solely by the issuing or guaranteeing agency or instrumentality itself. In the latter case, the investor must look principally to the agency or instrumentality issuing or guaranteeing the obligation for ultimate repayment, which agency or instrumentality may be privately owned. There can be no assurance that the U.S. Government would provide financial support to its agencies or instrumentalities (including government-sponsored enterprises) where it is not obligated to do so. In addition, U.S. Government obligations are subject to fluctuations in market value due to fluctuations in market interest rates. As a general matter, the value of debt instruments, including U.S. Government obligations, declines when market interest rates increase and rises when market interest rates decrease. Certain types of U.S. Government obligations are subject to fluctuations in yield or value due to their structure or contract terms.

MANAGEMENT OF THE TRUST

TRUSTEES AND OFFICERS

The Trust's Board of Trustees supervises and manages the affairs of the Fund. In accordance with Delaware's Business Trust Act, a trustee of the Trust is responsible for performing his or her duties in good faith, in a manner such trustee reasonably believes to be in the best interests of the Trust and with the care that an ordinarily prudent person in a like position would use under similar circumstances. The Trust is not required to hold annual shareholder meetings.

The names, business addresses and ages of the trustees and officers of the Trust together with information as to their principal business occupations during at least the past five years are shown below. Each Trustee who is an "interested person" of the Fund, as defined in the 1940 Act, is indicated by an asterisk.

------------------------------------ -------------------- -----------------------------------------------------------------
NAME, AGE, ADDRESS                   POSITIONS WITH THE   PRINCIPAL OCCUPATION DURING PAST 5 YEARS
                                     TRUST
------------------------------------ -------------------- -----------------------------------------------------------------
*Glen R. Rauch (50)                  President, Trustee       President and Controlling Manager of the Adviser (1986 -
44 Wall Street, 16th Floor           and Chairperson of       present); Senior Vice President and Partner, Gabrielle,
New York, NY 10005                   the Board                Hueglin and Cashman, Inc., a New York brokerage firm (Sept.
                                                              1980 - Dec. 1985); Municipal Bond Salesman, Stover Glass
                                                              and Company, a New York brokerage firm, (1973 - July,
                                                              1980).
------------------------------------ -------------------- -----------------------------------------------------------------
Anthony Caporrino (59)               Trustee                  Managing Partner and Certified Public Accountant, Grodsky,
445 Northern Boulevard                                        Caporrino & Kaufman, CPAs, P.C. (1995 - present).
Great Neck, NY 11021
------------------------------------ -------------------- -----------------------------------------------------------------
Yale Paprin (47)                     Trustee                  President, Yale Realty Services Corp. (1990 - present).
501 Washington Avenue
Pleasantville, NY 10570
------------------------------------ -------------------- -----------------------------------------------------------------

*This Trustee is an "interested person" of the Fund, as defined in the 1940 Act. Mr. Rauch serves as the President of the Adviser to the Fund.

TRUSTEE COMPENSATION. For their service as Trustees, the independent trustees receive $2,000 per Trustee meeting, as well as reimbursement for expenses incurred in connection with attendance at Board meetings. Interested trustees do not receive any compensation for their service as Trustees. The members of the Trust's Board of Trustees receive the following compensation:


                                                    PENSION OR
                              AGGREGATE        RETIREMENT BENEFITS   ESTIMATED ANNUAL     TOTAL COMPENSATION
                          COMPENSATION FROM     ACCRUED AS PART OF     BENEFITS UPON      FROM TRUST PAID TO
NAME OF PERSON/POSITION       THE TRUST1          FUND EXPENSES         RETIREMENT             TRUSTEES
------------------------ --------------------- --------------------- ------------------ -----------------------
Glen R. Rauch,                  None                  None                None                  None
President and
Chairperson
------------------------ --------------------- --------------------- ------------------ -----------------------
Anthony Caporrino,              None                  None                None                  None
Trustee
------------------------ --------------------- --------------------- ------------------ -----------------------
Yale Paprin,                    None                  None                None                  None
Trustee
------------------------ --------------------- --------------------- ------------------ -----------------------

(1) These represent estimates for the current fiscal year ending June 30, 2001.

CONTROL PERSONS, PRINCIPAL HOLDERS OF SECURITIES AND MANAGEMENT OWNERSHIP. A principal shareholder is any person who owns of record or beneficially 5% or more of the outstanding shares of the Fund. As of _____, 2000, the Adviser owned of record 100% of the shares of the Fund. Accordingly, as of _____, 2000, the Adviser owned a controlling interest in the Fund. A control person is one who owns beneficially or through controlled companies more than 25% of the voting securities of a company or acknowledges the existence of control.

MANAGEMENT OWNERSHIP
As of ________, 2000, for organizational purpose, Glen Rauch Securities, Inc., investment adviser to the Fund, owned 100% of the outstanding shares of the Fund.

ADVISORY SERVICES

INVESTMENT ADVISER
Glen Rauch Securities, Inc. (the "Adviser"), a New York company, is the investment adviser to the Fund pursuant to an investment advisory agreement with the Trust dated as of December 12th, 2000 (the "Advisory Agreement"). The Adviser is a corporation organized under the laws of the state of New York and its principal place of business is 44 Wall Street, New York, New York, 10005. For more information about the Adviser, see "Investment Adviser" in the Prospectus. The Adviser is under the control of Glen R. Rauch, President and controlling member of the Adviser. Glen R. Rauch is also the President and Chairperson of the Board of Trustees of the Fund.

Under the Advisory Agreement between the Trust and the Adviser and subject to the control of the Board of Trustees, the Adviser manages the day-to-day operations of the Fund, including overseeing the purchases and sales of Fund securities consistent with the Fund's investment objectives and policies. In addition, the Adviser is responsible for overseeing the administration of the Fund's daily business affairs such as providing accurate accounting records, computing accrued income and expenses of the Fund, computing the daily net asset value of the Fund, assuring proper dividend disbursements, proper financial information to investors, notices of all shareholders' meetings and providing sufficient office space, storage, telephone services and personnel to accomplish these responsibilities. The Board of Trustees of the Fund approved the Advisory Agreement, by unanimous vote, on December 12, 2000 in the manner required by the 1940 Act.

The Advisory Agreement provides that the Adviser will not be liable to the Fund for any error of judgment or mistake of law, or for any loss suffered by the Fund or its shareholders in connection with matters to which the Advisory Agreement relates, except for willful misfeasance, bad faith, gross negligence or reckless disregard of its obligations and duties under the Advisory Agreement.

In exchange for its services, the Adviser is entitled to receive an annual management fee from the Fund, calculated daily and payable monthly, equal to 1.00% of the average daily net assets of the Fund. No sales charges or commissions are payable in connection with the sale of the Fund's shares. The expenses incurred in the sale of Fund shares, including advertising and promotion, are included among the organizational expenses which will be paid by the Adviser. From the inception of the Fund to the date hereof, the Adviser has been paid a total of $0.

The Fund is responsible for paying all its expenses other than those assumed by the Adviser incurred in the operation of the Fund and any public offering of the Fund's shares, including, among others, any interest, taxes, brokerage fees and commissions, or fees of the trustees who are not employees of the Adviser, or any of their affiliates, expenses of trustees and shareholders' meetings, including the cost of printing and mailing proxies, expenses of insurance premiums for fidelity and other coverage, expenses of redemption of Fund shares, expenses of issue and sale of Fund shares, expenses of printing and mailing stock certificates representing shares of the Fund, association membership dues, advertising promotional expenses in connection with the distribution of the Fund shares, including paying for prospectuses for new shareholders, charges of custodian, transfer agent, dividend disbursing agent, accounting services agent, investor servicing agent, and bookkeeping, auditing, and legal expenses. The Fund will also pay the fees and bear the expense of registering and maintaining the registration of the Fund and its shares with the Commission and registering or qualifying its shares under state or other securities laws and the expense of preparing and mailing prospectuses and reports to shareholders.

The Advisory Agreement will continue in effect from year to year if such continuance is approved in the manner required by the 1940 Act (i.e., (a) by a vote of a majority of the Board of Trustees or of the outstanding voting securities of the Fund and (b) by a vote of a majority of the Trustees who are not parties to the Advisory Agreement, as applicable, or interested persons of any such party), and if the Adviser shall not have notified the Fund at least 60 days prior to the anniversary date of the previous continuance that it does not desire such continuance. The Advisory Agreement may be terminated by the Fund, without penalty, on 60 days' written notice to the Adviser and will terminate automatically in the event of its assignment, as applicable.

CODE OF ETHICS
The Trust and the Adviser have adopted Codes of Ethics that govern the conduct of employees of the Trust and Adviser who may have access to information about the Fund's securities transactions. The Codes recognize that such persons owe a fiduciary duty to the Fund's shareholders and must place the interests of shareholders ahead of their own interests. Among other things, the Codes require pre-clearance of personal securities transactions; certain blackout periods for personal trading of securities which may be considered for purchase or sale by the Fund or other clients of the Adviser; annual and quarterly reporting of personal securities holdings; and limitations on personal trading of initial public offerings. Violations of the Codes are subject to review by the Trustees and could result in severe penalties.

DISTRIBUTOR
Quasar Distributors, LLC serves as the principal underwriter (the "Distributor") and the general distributor of the shares of the Fund pursuant to a distribution agreement among the Trust, the Adviser and the Distributor dated as of December 12th, 2000 (the "Distribution Agreement"). The Distributor is registered as a broker-dealer under the Securities Exchange Act of 1934 and each state's securities laws and is a member of the NASD. The offering of the Fund's shares is continuous. The Distribution Agreement was approved by the Board of Trustees on December 12, 2000 in the manner required by the 1940 Act. See "Management of the Fund--Trustees and Officers."

DISTRIBUTION AND SHAREHOLDER SERVICING PLAN
The Fund has adopted a Distribution and Shareholder Servicing Plan (the "Plan") pursuant to Rule 12b-1 under the 1940 Act. The Plan authorizes payments by the Fund in connection with the distribution of Fund shares at an annual rate of 1.00% of the Fund's average daily net asset value (0.75% for 12b-1 expenses and 0.25% for shareholder servicing activities). Payments may be made by the Fund under the Plan for the purpose of financing any activity primarily intended to result in the sale of shares of the Fund, as determined by the Board of Trustees. Such activities typically include advertising; compensation for sales and sales marketing activities of financial service agents and others, such as dealers or distributors; shareholder account servicing; production and dissemination of prospectuses and sales and marketing materials; and capital or other expenses of associated equipment, rent, salaries, bonuses, interest and other overhead. To the extent any activity is one which the Fund may finance without the Plan, the Fund may also make payments to finance such activity outside of the Plan and not subject to its limitations. Payments under the Plan are based upon a percentage of average daily net assets attributable to the shares of the Fund regardless of the amounts actually paid or expenses actually incurred by the Distributor; however, in no event, may such payments exceed the maximum allowable fee. It is, therefore, possible that the Distributor may realize a profit in a particular year as a result of these payments. The Plan increases the Fund's expenses from what they would otherwise be and the Adviser's financial advisers may receive a higher percentage of the 12b-1 fee paid by the Funds than of a 12b-1 fee paid by a non-affiliated mutual fund.

Administration of the Plan is regulated by Rule 12b-1 under the 1940 Act, which requires that the Board of Trustees receive and review at least quarterly reports concerning the nature and qualification of expenses which are made, that the Board of Trustees, including a majority of the disinterested Trustees, approve all agreements implementing the Plan and that the Plan may be continued from year-to-year only if the Board of Trustees, including a majority of the disinterested Trustees, concludes at least annually that continuation of the Plan is likely to benefit shareholders.

SERVICE PROVIDERS
The Trust entered into a series of agreements whereby certain parties will provide various services to the Fund.

Firstar Mutual Fund Services, LLC ("Firstar") will provide accounting and administrative services and shareholder servicing to the Fund as transfer agent and dividend disbursing agent. Firstar's address is 615 E. Michigan Street, Milwaukee, Wisconsin 53202. The services to be provided under the Transfer Agent Servicing Agreement, dated as of December 12, 2000, include processing purchase and redemption transactions, establishing and maintaining shareholder accounts and records, disbursing dividends declared by the Fund, day-to-day administration of matters related to the corporate existence of the Fund (other than rendering investment advice), maintenance of its records and preparation, mailing and filing of reports, assistance in monitoring the total number of Shares sold in each State for "Blue Sky" purposes and assistance in the preparation of the Fund's registration statement under federal and state securities laws. As compensation for these services, the Fund pays Firstar reasonable out-of-pocket expenses plus fees based on the average net assets of the Fund.

Firstar Bank, N.A., an affiliate of Firstar, is the custodian of the assets of the Fund (the "Custodian") pursuant to a custody agreement between the Custodian and the Trust dated as of December 12, 2000 ("Custody Agreement"), whereby the Custodian provides for fees on a transactional basis plus out-of-pocket expenses. The Custodian's address is 425 Walnut Street, Cincinnati, Ohio 45202.

Pursuant to a Fund Administration Servicing Agreement and a Fund Accounting Servicing Agreement dated as of December 12, 2000, each between Firstar and the Trust, Firstar also performs certain administrative and tax reporting functions for the Fund, including preparation and filing federal and state tax returns, preparing and filing securities registration compliance filings with various states compiling data for and preparing notices to the Commission, preparing financial statements for the Annual and Semi-Annual Reports to the Commission and current investors, monitoring the Fund's expense accruals and performing securities valuations and, from time to time, monitoring the Fund's compliance with the Fund's investment objective and restrictions. Pursuant to the Fund Administration Servicing Agreement, Firstar is entitled to receive from the Fund a fee, computed daily and payable monthly, based on the Fund's average net assets at an annual rate of .07% of the first $200 million, .06% of the next $500 million, and .04% of the remaining balance, subject to an annual minimum of $40,000.

Kramer Levin Naftalis & Frankel LLP acts as legal counsel to the Fund. PricewaterhouseCoopers LLP is the independent accountant of the Trust.

PORTFOLIO TRANSACTIONS
Subject to the general supervision of the Board of Trustees, the Adviser is responsible for, makes decisions with respect to, and places orders for all purchases and sales of portfolio securities for the Fund.

The portfolio turnover rate for the Fund is calculated by dividing the lesser of purchases or sales of portfolio securities for the reporting period by the monthly average value of the portfolio securities owned during the reporting period. The calculation excludes all securities, whose maturities or expiration dates at the time of acquisition are one year or less. Portfolio turnover may vary greatly from year to year as well as within a particular year, and may be affected by cash requirements for redemption of shares and by requirements which enable the Fund to receive favorable tax treatment. Portfolio turnover will not be a limiting factor in making portfolio decisions, and the Fund may engage in short-term trading to achieve its investment objective. Portfolio turnover is anticipated to be as high as in excess of 200% for the Fund.

Transactions on U.S. stock exchanges involve the payment of negotiated brokerage commissions. On exchanges on which commissions are negotiated, the cost of transactions may vary among different brokers.

Transactions in the over-the-counter market are generally principal transactions with dealers and the costs of such transactions involve dealer spreads rather than brokerage commissions. With respect to over-the-counter transactions, the Adviser will normally deal directly with dealers who make a market in the securities involved except in those circumstances where better prices and execution are available elsewhere or as described below.

The Fund may participate, if and when practicable, in bidding for the purchase of portfolio securities directly from an issuer in order to take advantage of the lower purchase price available to members of a bidding group. The Fund will engage in this practice, however, only when the Adviser, in its sole discretion, believes such practice to be in the Fund's interests.

The Advisory Agreement between the Trust and the Adviser provides that, in executing portfolio transactions and selecting brokers or dealers, the Adviser will seek to execute portfolio transactions at prices which, under the circumstances, result in total costs or proceeds being the most favorable to the Fund. When allocating transactions to broker-dealers, the Adviser is authorized to consider, in determining whether a particular broker-dealer will provide best execution, all factors it deems relevant, including the breadth of the market in the security, the price of the security, the financial condition and execution capability of the broker or dealer, research services provided to the Adviser, and the reasonableness of the commission, if any, both for the specific transaction and on a continuing basis, and thus need not pay the lowest spread or commission available if the Adviser determines in good faith that the amount of commission is reasonable in relation to the value of the brokerage and research services provided by the broker-dealer, viewed either in terms of the particular transaction or the Adviser's overall responsibilities as to the accounts as to which it exercises investment discretion. If, on the foregoing basis, the transaction in question could be allocated to two or more broker-dealers, the Adviser is authorized in making such allocation, to consider, (a) whether a broker-dealer has provided research services, as further discussed below; and (b) whether a broker-dealer has sold Fund shares or the shares of any other investment company or companies having the Adviser as its adviser or having the same Adviser, administrator or principal underwriter as the Fund. Such research may be in written form or through direct contact with individuals and may include quotations on portfolio securities and information on particular issuers and industries, as well as on market, economic or institutional activities, and may also include comparison of the performance of the Fund to the performance of various indices and investments for which reliable performance data is available and similar information prepared by recognized mutual fund statistical services. The Fund recognizes that no dollar value can be placed on such research services or on execution services, that such research services may or may not be useful to the Fund or other accounts of the Adviser, and that such research received by such other accounts may or may not be useful to the Fund.

Supplementary research information so received is in addition to, and not in lieu of, services required to be performed by the Adviser and does not reduce the advisory fees payable to it by the Fund. The Board of Trustees will periodically review the commissions paid by the Fund to consider whether the commissions paid over representative periods of time appear to be reasonable in relation to the benefits inuring to the Fund. Research services furnished by firms through which the Fund effects its securities transactions may be used by the Adviser in servicing all of its accounts; not all of such services may be used by the Adviser in connection with the Fund. It is possible that certain of the supplementary research or other services received will primarily benefit one or more other accounts for which investment discretion is exercised. Conversely, the Fund may be the primary beneficiary of the research or services received as a result of portfolio transactions effected for such other account.

Investment decisions for the Fund are made independently from those for other accounts advised or managed by its Adviser. Such other accounts may also invest in the same securities as the Fund. When a purchase or sale of the same security is made at substantially the same time on behalf of the Fund and another account, the transaction will be averaged as to price and available investments allocated as to amount, in a manner which the Advisor believes to be equitable to the Fund and such other account. In some instances, this investment procedure may adversely affect the price paid or received by the Fund or the size of the position obtained or sold by the Fund. To the extent permitted by law, the Adviser may aggregate the securities to be sold or purchased for the Fund with those to be sold or purchased for other accounts in executing transactions.

Any portfolio transaction may be executed through broker-dealers who are affiliated with the Fund or the Adviser if, in the Adviser's judgment, the use of such affiliated brokers is likely to result in price and execution at least as favorable as those of other qualified brokers, and if, in the transaction, the affiliated broker-dealer charges a commission rate consistent with those charged by the affiliated broker-dealer to comparable unaffiliated customers in similar transactions. All transactions with affiliated broker-dealers will comply with Rule 17e-1 under the 1940 Act.

Since the inception of the Fund, the Fund paid no brokerage commissions to a broker that is affiliated with the Fund, its Adviser, or the Distributor.

The Adviser will cause the Fund to deal directly with the selling or purchasing principal or market maker without incurring brokerage commissions unless the Adviser determines that a better price or execution may be obtained by paying such commissions. Purchases from underwriters include a commission or concession paid by the issuer to the underwriter and principal transactions placed through broker-dealers include a spread between the bid and asked prices.

Under the 1940 Act, the Fund may not purchase portfolio securities from any underwriting syndicate of which the Distributor, as principal, is a member except under certain limited circumstances set forth in Rule 10f-3 thereunder. These conditions relate, among other things, to the reasonableness of the broker-dealer spread, the amount of securities that may be purchased from any one issuer, and the amount of the Fund's assets that may be invested in a particular issue. The rule also requires that any purchase made subject to its provisions be reviewed at least quarterly by the Fund's Board of Trustees, including a majority of the Fund's Board of Trustees who are not interested persons of the Fund as defined by the 1940 Act.

The Board of Trustees will review quarterly the Adviser's performance of its responsibilities in connection with the placement of portfolio transactions on behalf of the Fund. Such review is conducted for the purpose of determining if the markups and commissions, if any, paid by the Fund are reasonable in relation to the benefits received by the Fund taking into account the competitive practices in the industry.

DETERMINING NET ASSET VALUE
The net asset value of the Fund will be determined as of the close of trading (normally 4:00 p.m. Eastern time) on each day the New York Stock Exchange ("NYSE") is open for trading. The NYSE is open for trading Monday through Friday except New Year's Day, Martin Luther King, Jr. Day, Presidents' Day, Good Friday, Memorial Day, Independence Day, Labor Day, Thanksgiving Day, and Christmas Day. Additionally, if any of the aforementioned holidays falls on a Saturday, the NYSE will not be open for trading on the succeeding Monday, unless unusual business conditions exist, such as the ending of a monthly or the yearly accounting period.

Securities which are traded on a recognized securities exchange are valued at the last sale price on the securities exchange on which such securities are primarily traded or at last sale price on the national securities market. Call options are valued at the last sales price on the valuation date if the last sales price is between the closing bid and asked prices. Otherwise, call options are valued at the mean of the closing bid and asked prices. Debt securities (other than short-term instruments) are valued at prices furnished by a national pricing service, subject to review by the Adviser and determination of the appropriate price whenever a furnished price is significantly different from the previous day's furnished price. Any securities for which market quotations are not readily available are valued at their fair value as determined in good faith by the Board of Trustees.

To the extent the Fund obtains securities for which market quotations are not readily available, those securities are valued on the basis of information furnished by a pricing service or services, approved by the Fund's Board of Trustees (the "Board"), which furnishes the Adviser with valuations based in each case upon information concerning market transactions and quotations from recognized securities broker-dealers. The methods used by such pricing service and the valuations so established are reviewed regularly by officers of the Fund under the general supervision of the Board. The use of such service by the Fund is the method selected by the Board for obtaining a fair determination of the value of securities for which quotations are not readily available.

If market quotations or information furnished by a pricing service is not available for a security or if the value of a security has been materially affected by events occurring after the close of the exchange or market on which the security is principally traded (for example, a foreign exchange or market), that security may be valued by another method that the Board believes accurately reflects fair value. A securities valuation may differ depending on the method used for determining value.

BUYING SHARES
As described in the prospectus, shares of the Fund may be purchased by check, by wire transfer of funds through a bank or through one or more brokers authorized by the Fund to receive purchase orders. The minimum initial investment is $2,000 on regular accounts and IRAs. Investments may be made in any amount in excess of these amounts. To add to any existing accounts, the Fund requires a minimum investment of $100.

No stock certificates will be issued for the purchase of Fund shares. Instead, an account will be established for each investor and all shares purchased or received, including those obtained through reinvestment of distributions, will be registered on the books of the Fund and credited to such account. The Fund has the right to limit the amount of purchases and to refuse to sell shares to any person.

REDEEMING SHARES
Redemption proceeds are normally wired or mailed on the next business day following receipt of wired or telephoned instructions, but in no event later than seven days following receipt of such requests. Redemptions may be suspended or payment dates postponed more than seven days when:

(a)   the NYSE is closed (other than weekends or holidays),
(b) when trading on the NYSE is restricted during any period when an emergency exists as a result of which (i) disposal of the Fund's investments is not reasonably practicable, or (ii) it is not reasonably practicable for the Fund to determine the value of the Fund's net assets, or
(c) for such other periods as the SEC may by order permit for the protection of the Fund's shareholders.

If you designate a savings and loan association as the bank to receive your telephone redemption proceeds, please note that if the savings and loan association is not a participant in the Federal Reserve System, redemption proceeds must be wired to a commercial bank which is a correspondent of the savings and loan association. You should discuss wire procedures and costs with their savings and loan association before completing the telephone redemption authorization on the account application form.

If you redeem shares of the Fund after holding them for less than one year, the Fund will charge a fee of 1.00% of the value of the shares redeemed. This fee is paid to the Fund to cover the costs of maintaining accounts that are abnormally active. This fee is waived for Fund shareholders who are private clients of the Adviser.

REDEMPTION IN KIND
The Fund does not intend to redeem shares in any form except cash. The Fund, however, has filed a notice of election under Rule 18f-1 of the 1940 Act that allows the Fund to redeem in-kind redemption requests of a certain amount. Specifically, if the amount you are redeeming is over the lesser of $250,000 or 1% of the Fund's net asset value, the Fund has the right to redeem your shares by giving you the amount that exceeds $250,000 or 1% of the Fund's net asset value in securities instead of cash.

TAX CONSIDERATIONS
The following is a summary of certain tax considerations generally affecting the Fund and its shareholders. No attempt is made to present a detailed explanation of the tax treatment of the Fund or its shareholders, and the discussions here are not intended as substitutes for careful tax planning.

QUALIFICATION AS A REGULATED INVESTMENT COMPANY
The Fund intends to file the requisite election and to satisfy all other requirements necessary to be characterized as a regulated investment company ("RIC") under Subchapter M of the Code. As a RIC, the Fund will not be subject to federal income tax on the portion of its net investment income (i.e., its investment company taxable income, as that term is defined in the Code, without regard to the deduction for dividends paid ) and net capital gain (i.e., the excess of net long-term capital gain over net short-term capital loss) that it distributes to shareholders, provided that it distributes at least 90% of its net investment income for the taxable year (the "Distribution Requirement"), and satisfies certain other requirements of the Code that are described below. In addition to satisfying the Distribution Requirement for each taxable year, a RIC must derive at least 90% of its gross income from dividends, interest, certain payments with respect to securities loans, gains from the sale or other disposition of stock or securities or foreign currencies, to the extent such currency gains are directly related to the RIC's principal business of investing in stock or securities, and other income, including but not limited to gains from options, futures or forward contracts, derived with respect to its business of investing in such stock, securities or currencies (the "Income Requirement").

In addition, at the close of each quarter of the Fund's taxable year, (a) at least 50% of the market value of the Fund's assets must be represented by cash, securities of other regulated investment companies, United States government securities and other securities, with such other securities limited, in respect of any one issuer (as contemplated by the Code), to an amount not greater than 5% of the Fund's assets and not greater than 10% of the outstanding voting securities of such issuer and (b) not more than 25% of the value of its assets may be invested in the securities, other than United States government securities or securities of other regulated investment companies, of any one issuer (as contemplated by the Code) or any two or more issuers that the Fund controls and which are determined to be engaged in the same or similar trades or businesses or related trades or businesses.

Although the Fund intends to satisfy or continue to satisfy all the foregoing requirements, there is no assurance that the Fund will be able to do so. The investment by the Fund primarily in options and futures positions entails some risk that the Fund might fail to satisfy the Diversification Requirements. There is some uncertainty regarding the valuation of such positions for purposes of those requirements; accordingly, it is possible that the method of valuation used by the Fund, pursuant to which the Fund would be treated as satisfying the Diversification Requirements, would not be accepted in an audit by the Internal Revenue Service, which might apply a different method resulting in disqualification of one o more of those Funds.

If, in any taxable year, the Fund fails to qualify as a RIC under the Code or fails to meet the distribution requirement, it would be taxed in the same manner as a corporation and distributions to its shareholders would not be deductible by the Fund in computing its taxable income. In addition, in the event of a failure to qualify, the Fund's distributions, to the extent derived from the Fund's current or accumulated earnings and profits, would constitute dividends eligible for the corporate dividends-received deduction, which are taxable to shareholders as ordinary income, even though those distributions might otherwise, at least in part, have been treated in the shareholders' hands as capital gain. If the Fund fails to qualify as a RIC in any year, it must pay out its earnings and profits accumulated in that year in order to qualify again as a RIC.

In general, gain or loss recognized by the Fund on the disposition of an asset will be a capital gain or loss. In addition, gain will be recognized as a result of certain constructive sales, including short sales "against the box." However, gain recognized on the disposition of a debt obligation purchased by the Fund at a market discount (generally, at a price less than its principal amount) will be treated as ordinary income to the extent of the portion of the market discount which accrued during the period of time the Fund held the debt obligation. In addition, under the rules of Code section 988, gain or loss recognized on the disposition of a debt obligation denominated in a foreign currency or an option with respect thereto, and gain or loss recognized on the disposition of a foreign currency forward contract, futures contract, option or similar financial instrument, or of foreign currency itself, except for regulated futures contracts or non-equity options subject to Code section 1256 (unless the Fund elects otherwise), will generally be treated as ordinary income or loss to the extent attributable to changes in foreign currency exchange rates.

In general, for purposes of determining whether capital gain or loss recognized by the Fund on the disposition of an asset is long-term or short-term, the holding period of the asset may be affect if (1) the asset is used to close a "short sale" (which includes for certain purposes the acquisition of a put option) or is substantially identical to another asset so used, (2) the asset is otherwise held by the Fund as part of a "straddle" (which term generally excludes a situation where the asset is stock and the Fund grants a qualified covered call option (which, among other things, must not be deep-in-the-money) with respect thereto) or (3) the asset is stock and the Fund grants an in-the-money qualified covered call option with respect thereto. In addition, the Fund may be required to defer the recognition of a loss on the disposition of an asset held as part of a straddle to the extent of any unrecognized gain on the offsetting position. Any gain recognized by the Fund on the lapse of, or any gain or loss recognized by the Fund from a closing transaction with respect to, an option written by the Fund will be treated as a short-term capital gain or loss.

Further, the Code also treats as ordinary income a portion of the capital gain attributable to a transaction where substantially all of the expected return is attributable to the time value of a Fund's net investment in the transaction and: (1) the transaction consists of the acquisition of property by the Fund and a contemporaneous contract to sell substantially identical property in the future; (2) the transaction is a straddle within the meaning of section 1092 of the Code; (3) the transaction is one that was marketed or sold to the Fund on the basis that it would have the economic characteristics of a loan but the interest-like return would be taxed as capital gain; or (4) the transaction is described as a conversion transaction in the Treasury Regulations. The amount of the gain recharacterized generally will not exceed the amount of the interest that would have accrued on the net investment for the relevant period at a yield equal to 120% of the federal long-term, mid-term, or sort-term rate, depending upon the type of instrument at issue, reduced by an amount equal to: (1) prior inclusions of ordinary income items from the conversion transaction and (2) the capital interest on acquisition indebtedness under Code section 263(g). Built-in losses will be preserved where the Fund has a built-in loss with respect to property that becomes a part of a conversion transaction. No authority exists that indicates that the converted character of the income will be passed through to the Fund's shareholders.

Certain transactions that may be engaged in by the Fund (such as regulated futures contracts, certain foreign currency contracts, and options on stock indexes and futures contracts) will be subject to special tax treatment as "Section 1256 contracts." Section 1256 contracts are treated as if they are sold for their fair market value on the last business day of the taxable year, even though a taxpayer's obligations (or rights) under such contracts have not terminated (by delivery, exercise, entering into a closing transaction or otherwise) as of such date. Any gain or loss recognized as a consequence of the year-end deemed disposition of Section 1256 contracts is taken into account for that year together with any other gain or loss that was previously recognized upon the termination of Section 1256 contracts during the year. Any capital gain or loss for the taxable year with respect to Section 1256 contracts (including any capital gain or loss arising as a consequence of the year-end deemed sale of such contracts) is generally treated as 60% long-term capital gain or loss and 40% short-term capital gain or loss. The Fund, however, may elect not to have this special tax treatment apply to Section 1256 contracts that are part of a "mixed straddle" with other investments of the Fund that are not Section 1256 Contracts.

EXCISE TAX ON REGULATED INVESTMENT COMPANIES
A 4% non-deductible excise tax is imposed on a RIC that fails to distribute in each calendar year an amount equal to 98% of ordinary taxable income for the calendar year and 98% of capital gain net income for the one-year period ended on October 31 of such calendar year. At the election of a RIC having a taxable year ending November 30 or December 31, the required capital gain net income distribution may be accomplished by the close of the taxable year in lieu of October 31 of the calendar year. The balance of such income must be distributed during the next calendar year. For the foregoing purposes, a RIC is treated as having distributed any amount on which it is subject to income tax for any taxable year ending in such calendar year.

The Fund intends to make sufficient distributions or deemed distributions of its ordinary taxable income and capital gain net income prior to the end of each calendar year to avoid liability for the excise tax. However, investors should note that the Fund might in certain circumstances be required to liquidate portfolio investments to make sufficient distributions to avoid excise tax liability.

FUND DISTRIBUTIONS
The Fund anticipates distributing substantially all of its net investment income for each taxable year. Such distributions will be taxable to shareholders as ordinary income and treated as dividends for federal income tax purposes, but they will qualify for the 70% dividends-received deduction for corporations only to the extent discussed below.

The Fund may either retain or distribute to shareholders its net capital gain for each taxable year. The Fund currently intends to distribute any such amounts. If net capital gain is distributed and designated as a capital gain dividend, it will be taxable to shareholders as long-term capital gain, regardless of the length of time the shareholder has held his shares or whether such gain was recognized by the Fund prior to the date on which the shareholder acquired his shares.

Under current legislation, the maximum rate of tax on long-term capital gains of individuals is 20% for long-term capital gains with respect to capital assets held for more than 12 months. Additionally, beginning after December 31, 2000, the maximum tax rate for capital assets with a holding period beginning after that date and held for more than five years will be 18%.

Conversely, if the Fund elects to retain its net capital gain, the Fund will be taxed thereon, except to the extent of any available capital loss carryovers, at the 35% corporate tax rate. If the Fund elects to retain its net capital gain, it is expected that the Fund also will elect to have shareholders of record on the last day of its taxable year treated as if each received a distribution of his pro rata share of such gain, with the result that each shareholder will be required to report his pro rata share of such gain on his tax return as long-term capital gain, will receive a refundable tax credit for his pro rata share of tax paid by the Fund on the gain, and will increase the tax basis for his shares by an amount equal to the deemed distribution less the tax credit.

Ordinary income dividends paid by the Fund with respect to a taxable year will qualify for the 70% dividends-received deduction generally available to corporations to the extent of the amount of qualifying dividends received by the Fund from domestic corporations for the taxable year. A dividend received by the Fund will not be treated as a qualifying dividend (a) if it has been received with respect to any share of stock that the Fund has held for less than 46 days (91 days in the case of certain preferred stock) during the 90 day period beginning on the date which is 45 days before the date on which such share becomes ex-dividend with respect to such dividend (during the 180 day period beginning 90 days before such date in the case of certain preferred stock) under Sections 246(c) of the Code; (b) to the extent that the Fund is under an obligation (pursuant to a short sale or otherwise) to make related payments with respect to positions in substantially similar or related property; or (c) to the extent the stock on which the dividend is paid is treated as debt-financed under
Section 246A of the Code. Moreover, the dividends-received deduction for a corporate shareholder may be disallowed or reduced if the corporate shareholder fails to satisfy the foregoing requirements with respect to its shares of the Fund. In the case where the Fund invests all of its assets and the Fund satisfies the holding period rules pursuant to Section 246(c) of the Code, a corporate shareholder which satisfies the foregoing requirements with respect to its shares of the Fund should receive the dividends-received deduction.

For purposes of the corporate alternate minimum tax ("AMT"), the corporate dividends-received deduction is not itself an item of tax preference that must be added back to taxable income or is otherwise disallowed in determining a corporation's AMT. However, corporate shareholders of the Fund will generally be required to take the full amount of any dividend received from the Fund into account, without a dividends-received deduction, in determining their adjusted current earnings.

Distributions by the Fund that do not constitute ordinary income dividends, or capital gain dividends will be treated as a return of capital to the extent of, and in reduction of, the shareholder's tax basis in his or her shares; any excess will be treated as gain from the sale of his or her shares, as discussed below.

Distributions by the Fund will be treated in the manner described above regardless of whether such distributions are paid in cash or reinvested in additional shares of the Fund. Shareholders receiving a distribution in the form of additional shares will be treated as receiving a distribution in an amount equal to the amount of cash they could have received had they elected to receive the distribution in cash. In addition, if the net asset value at the time a shareholder purchases shares of the Fund reflects undistributed net investment income or recognized capital gain net income, or unrealized appreciation in the value of the assets of the Fund, distributions of such amounts will be taxable to the shareholder in the manner described above, although such distributions economically constitute a return of capital to the shareholder.

Ordinarily, shareholders are required to take distributions by the Fund into account in the year in which the distributions are made. However, dividends declared in October, November or December of any year and payable to shareholders of record on a specified date in such a month will be deemed to have been received by the shareholders, and made by the Fund, on December 31 of such calendar year if such dividends are actually paid in January of the following year. Shareholders will be advised annually as to the federal income tax consequences of distributions made or deemed made during the year. In addition, if the Fund declares a dividend prior to the time prescribed by law for the filing of its return for a taxable year and distributes the amount of such dividend to its shareholders in the 12-month period following the close of the taxable year, but not later than the date of the first regular dividend payment made after such declaration, the dividend so declared and distributed shall, upon election by the Fund, be considered as having been paid during the taxable year, provided that the Fund makes required elections and provides proper notices.

The Fund will be required in certain cases to withhold and remit to the United States Treasury 31% of ordinary income dividends and capital gain dividends, and the proceeds of redemption of shares, paid to any shareholder (a) who has provided either an incorrect tax identification number or no number at all, (b) who is subject to backup withholding by the IRS for failure to report the receipt of interest or dividend income properly, or (c) who has failed to certify to the Fund that it is not subject to backup withholding or that it is a corporation or other exempt recipient.

SALE OR REDEMPTION OF SHARES
A shareholder will recognize gain or loss on the sale or redemption of shares of a Fund in an amount equal to the difference between the proceeds of the sale or redemption and the shareholder's adjusted tax basis in the shares. All or a portion of any loss so recognized may be disallowed if the shareholder purchases other shares of the Fund within 30 days before or after the sale or redemption. In general, any gain or loss arising from, or treated as, arising from the sale or redemption of shares of a Fund will be considered capital gain or loss. The character of the gain or loss as long-term or short-term capital gain or loss will depend on the shareholder's holding period of the shares sold or redeemed.

FOREIGN SHAREHOLDERS
Taxation of a shareholder who, as to the United States, is a nonresident alien individual, foreign trust or estate, foreign corporation, or foreign partnership ("Foreign Shareholder"), depends on whether the income from the Fund is "effectively connected" with a United States trade or business carried on by such shareholder.

If the income from the Fund is not effectively connected with a United States trade or business carried on by a Foreign Shareholder, dividends paid to a Foreign Shareholder from net investment income will be subject to United States withholding tax at the rate of 30% (or lower treaty rate) upon the gross amount of the dividend. Such a Foreign Shareholder would generally be exempt from United States federal income tax on gains realized on the sale of shares of the Fund and capital gain dividends and amounts retained by the Fund that are designated as undistributed capital gains.

If the income from the Fund is effectively connected with a United States trade or business carried on by a Foreign Shareholder, then ordinary income dividends, capital gain dividends, and any gains realized upon the sale of shares of the Fund will be subject to United States federal income tax at the rates applicable to United States citizens or domestic corporations.

In the case of foreign noncorporate shareholders, the Fund may be required to withhold United States federal income tax at a rate of 31% on distributions that are otherwise exempt from withholding tax (or taxable at a reduced treaty rate) unless such shareholders furnish the Fund with proper notification of their foreign status.

The tax consequences to a Foreign Shareholder entitled to claim the benefits of an applicable tax treaty might be different from those described herein. Foreign Shareholders are urged to consult their own tax advisers with respect to the particular tax consequences to them of an investment in the Fund, including the applicability of foreign taxes.

STATE AND LOCAL TAX MATTERS
Depending on the residence of the shareholder for tax purposes, distributions may also be subject to state and local taxes or withholding taxes. Most states provide that a RIC may pass through without restriction to its shareholders state and local income tax exemptions available to direct owners of certain types of United States government securities, such as United States Treasury obligations. Thus, for residents of these states, distributions derived from the Fund's investment in certain types of United States government securities should be free from state and local income taxes to the extent that the interest income from such investments would have been exempt from state and local income taxes if such securities had been held directly by the respective shareholders themselves. Certain states, however, do not allow a RIC to pass through to its shareholders the state and local income tax exemptions available to direct owners of certain types of United States government securities unless the RIC holds at least a required amount of United States government securities. Accordingly, for residents of these states, distributions derived from the Fund's investment in certain types of United States government securities may not be entitled to the exemptions from state and local income taxes that would be available if the shareholders had purchased United States government securities directly.

Shareholders' dividends attributable to the Fund's income from repurchase agreements generally are subject to state and local income taxes, although states and regulations vary in their treatment of such income. The exemption from state and local income taxes does not preclude states from asserting other taxes on the ownership of United States government securities. To the extent that the Fund invests to a substantial degree in United States government securities that are subject to favorable state and local tax treatment, shareholders of the Fund will be notified as to the extent to which distributions from the Fund are attributable to interest on such securities. Rules of state and local taxation of ordinary income dividends and capital gain dividends from regulated investment companies may differ from the rules for federal income taxation in other respects.

Because everyone's tax situation is unique, you are urged to consult your tax adviser as to the consequences of these and other state, local, as well as federal tax rules before investing in the Fund.

EFFECT OF FUTURE LEGISLATION
The foregoing general discussion of federal income tax consequences is based on the Code and the Treasury Regulations promulgated thereunder as in effect on the date of this Prospectus. Future legislative or administrative changes or court decisions may significantly change the conclusions expressed herein, and any such changes or decisions may have a retroactive effect with respect to the transactions contemplated herein.

CALCULATION OF PERFORMANCE DATA

The Fund may publish certain performance figures in advertisements from time to time. These performance figures may include average annual total return figures.

AVERAGE ANNUAL TOTAL RETURN

Average annual total return reflects the hypothetical annually compounded return that would have produced the same cumulative total return if the Fund's performance had been constant over the entire period, and is computed according to the following formula:

                                  P(1+T)n = ERV

        Where:        P  =  a hypothetical initial payment of $1,000.
                      T  =  average annual total return.
                      n  =  number of years in the base period.
                      ERV = ending redeemable value of the hypothetical $1,000 payment made at the beginning of the base period (reduced by the maximum sales charge) assuming reinvestment of all dividends and distributions.

All performance figures are based on historical results and are not intended to indicate future performance.

FINANCIAL STATEMENTS

BUY-WRITE FUND

Statement of Assets and Liabilities
January 5, 2001

ASSETS

Cash                                                                 $100,000

                                                                    ----------

Total Assets                                                          100,000
                                                                    ----------

LIABILITIES

                                                                            0

                                                                    ----------
Total Liabilities                                                           0
                                                                    ----------

NET ASSETS                                                           $100,000
                                                                    ==========

Shares of beneficial interest outstanding, $.001 par value;
unlimited number of shares authorized                                  10,000
                                                                    ==========

Net asset value per share (net assets/shares outstanding)              $10.00
                                                                    ==========


See accompanying notes to the financial statements


                         GLEN RAUCH FUNDS (the "Trust")

                           BUY-WRITE FUND (the "Fund")

                        NOTES TO THE FINANCIAL STATEMENT

         January 5, 2001

   1     ORGANIZATION

         The Trust is an open-end management investment company, or mutual fund, organized as a Delaware business trust on October 10, 2000. The Fund is a non-diversified mutual fund series of the Trust. The goal of the Fund is long-term capital growth. The Trust has had no operations other than those relating to organizational matters and the sale of 10,000 shares of its common stock to its original shareholder, Glen Rauch Securities, Inc., the investment adviser, for cash in the amount of $100,000.

   2     SIGNIFICANT ACCOUNTING POLICIES

         (A) ORGANIZATION COSTS

         Costs incurred by the Fund in connection with the organization, registration and the initial public offering of shares, estimated to be approximately $80,000, are being assumed by the investment adviser, Glen Rauch Securities, Inc.

         (B) FEDERAL INCOME TAXES

         The Fund intends to comply with the requirements of the Internal Revenue Code necessary to qualify as a regulated investment company and to make the requisite distributions of income and capital gains to its shareholders sufficient to relieve it from all or substantially all Federal income taxes.

         (C) USE OF ESTIMATES

         The preparation of financial statements in conformity with generally accepted accounting principles requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of revenues and expenses during the reporting period. Actual results could differ from those estimates.

   3     INVESTMENT ADVISER

         The Trust, which consists solely of the Fund, has an agreement with the investment adviser, with whom certain officers and Trustees of the Trust are affiliated, to furnish investment advisory services to the Fund. Under the terms of this agreement, the investment adviser will receive a fee, accrued daily and payable monthly at the annual rate of 1.00% of the Fund's average daily net assets.

   4     DISTRIBUTION PLAN

         The Fund has adopted a Distribution and Shareholder Servicing Plan, pursuant to Rule 12b-1, which allows the Fund to pay distribution fees for the sale and distribution of it shares. The maximum level of distribution expenses is 1.00% per year of the Fund's average daily net assets.


                        Report of Independent Accountants

To the Board of Trustees and Shareholder of Buy-Write Fund


In our opinion, the accompanying statement of assets and liabilities presents fairly, in all material respects, the financial position of Buy-Write Fund, a series of Glen Rauch Funds, (the "Fund") at January 5, 2001, in conformity with accounting principles generally accepted in the United States of America. This financial statement is the responsibility of the Fund's management; our responsibility is to express an opinion on this financial statement based on our audit. We conducted our audit of this financial statement in accordance with auditing standards generally accepted in the United States of America, which require that we plan and perform the audit to obtain reasonable assurance about whether the financial statement is free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statement, assessing the accounting principles used and significant estimates made by management, and evaluating the overall financial statement presentation. We believe that our audit provides a reasonable basis for our opinion.

/s/ PricewaterhouseCoopers LLP
New York, New York
January 10, 2001


                                GLEN RAUCH FUNDS
                                     PART C
                                OTHER INFORMATION

Item 23.  EXHIBITS.

(a)      Declaration of Trust

              (i)     Certificate of Trust*
              (ii)    Agreement and Declaration of Trust-- Filed Herewith.

(b)      Bylaws-- Filed Herewith.

(c) Instruments Defining Rights of Security Holders-- Incorporated by reference to the Agreement and Declaration of Trust.

(d)      Investment Advisory Agreement-- Filed Herewith.

(e)      Underwriting Agreement-- Filed Herewith.

(f)      Bonus or Profit Sharing Contracts-- Not applicable.

(g)      Custody Agreement-- Filed Herewith.

(h)      Other Material Contracts

              (i)      Fund Administration Servicing Agreement-- Filed Herewith.
              (ii)     Transfer Agent Servicing Agreement-- Filed Herewith.
              (iii)    Fund Accounting Servicing Agreement-- Filed Herewith.
              (iv)     Fulfillment Servicing Agreement-- Filed Herewith.
              (v)      Power of Attorney-- Filed Herewith.

(i)      Opinion and Consent of Counsel-- Filed Herewith.

(j)      Consent of Independent Public Accountants-- Filed Herewith.

(k)      Omitted Financial Statements-- Not applicable.

(l)      Agreement Relating to Initial Capital-- Filed Herewith.

(m)      Rule 12b-1 Plan-- Filed Herewith.

(n)      Rule 18f-3 Plan-- Not Applicable.

(o)      Reserved.

(p)      Code of Ethics

              (i)      Adviser and Registrant-- Filed Herewith.

* Previously filed and incorporated by reference to Registrant's initial filing of the Registration Statement on October 12, 2000.

Item 24.  Persons Controlled by or Under Common Control with Registrant.

          No person is directly or indirectly controlled by or under common control with the Registrant.

Item 25.  Indemnification.

         Reference is made to Article X of the Registrant's Declaration of Trust.

         Pursuant to Rule 484 under the Securities Act of 1933, as amended, the Registrant furnishes the following undertaking: "Insofar as indemnification for liability arising under the Securities Act of 1933 (the "Act") may be permitted to trustees, officers and controlling persons of the Registrant pursuant to the foregoing provisions, or otherwise, the Registrant has been advised that, in the opinion of the Securities and Exchange Commission such indemnification is against public policy as expressed in the Act and is, therefore, unenforceable. In the event that a claim for indemnification against such liabilities (other than the payment by the Registrant of expenses incurred or paid by a director, officer or controlling person of the Registrant in the successful defense of any action, suit or proceeding) is asserted by such director, officer or controlling person in connection with the securities being registered, the Registrant will, unless in the opinion of its counsel the matter has been settled by controlling precedent, submit to a court of appropriate jurisdiction the question whether such indemnification by it is against public policy as expressed in the Act and will be governed by the final adjudication of such issue."

Item 26.  Business and Other Connections of the Investment Adviser.

         Glen Rauch Securities, Inc. serves as the investment adviser for the Registrant. The business and other connections of Glen Rauch Securities, Inc. are set forth in the Uniform Application for Investment Adviser Registration ("Form ADV") of Glen Rauch Securities, Inc. as filed with the SEC and incorporated by reference herein.

Item 27.  Principal Underwriter.

           (a) Quasar Distributors, LLC, 615 East Michigan Street, Milwaukee, Wisconsin, 53202, the Distributor for shares of the Registrant, will also act as principal underwriter for other open-end investment companies not yet under registration as of the date of filing.

           (b) To the best of Registrant's knowledge, the directors and executive officers Quasar Distributors, LLC are as follows:

NAME AND PRINCIPAL       POSITION AND OFFICES WITH    POSITIONS AND OFFICES WITH
BUSINESS ADDRESS         GLEN RAUCH SECURITIES, INC.  REGISTRANT
------------------------ ---------------------------- --------------------------
James R. Schoenike       President, Board Member      None

------------------------ ---------------------------- --------------------------
Donna J. Berth           Treasurer                    None
------------------------ ---------------------------- --------------------------
James J. Barresi         Secretary                    None
------------------------ ---------------------------- --------------------------
Joe Redwine              Board Member                 None
------------------------ ---------------------------- --------------------------
Bob Kern                 Board Member                 None
------------------------ ---------------------------- --------------------------
Paul Rock                Board Member                 None
------------------------ ---------------------------- --------------------------
Jennie Carlson           Board Member                 None
------------------------ ---------------------------- --------------------------

The address of each of the foregoing is 615 East Michigan Street, Milwaukee, Wisconsin, 53202.

Item 28.  Location of Accounts and Records.

          The books and records required to be maintained by Section 31(a) of the Investment Company Act of 1940 are maintained in the following locations:

RECORDS RELATING TO:                           ARE LOCATED AT:
-------------------                            ---------------

Registrant's Fund Accountant,                  Firstar Mutual Fund Services, LLC
Fund Administrator, Fulfillment Servicing      615 East Michigan Street
Agent and Transfer Agent                       Milwaukee, WI  53202

Registrant's Investment Adviser                Glen Rauch Securities, Inc.
                                               44 Wall Street, 16th Floor
                                               New York, NY  10005

Registrant's Custodian                         Firstar Bank, N.A.
                                               425 Walnut Street
                                               Cincinnati, OH  54202


Item 29.  Management Services Not Discussed in Parts A and B.

          Not applicable.

Item 30.  Undertakings.

          The Registrant hereby undertakes to furnish each person to whom a Prospectus for one or more of the series of the Registrant is delivered with a copy of the relevant latest annual report to shareholders, upon request and without charge.

SIGNATURES

     Pursuant to the requirements of the Securities Act of 1933 and the Investment Company Act of 1940, the Registrant certifies that it has duly caused this Registration Statement to be signed below on its behalf by the undersigned, duly authorized, in the City of New York and the State of New York on the 10th day of December, 2000.

                                                       GLEN RAUCH FUNDS

                                                       BY:  /S/ GLEN R. RAUCH
                                                       -----------------------
                                                       Glen R. Rauch
                                                       President

     Pursuant to the requirements of the Securities Act of 1933, this Registration Statement has been signed below on December 10th, 2000 by the following persons in the capacities indicated.

SIGNATURE                               TITLE

/S/ GLEN R. RAUCH                       President, Trustee and Chairperson
------------------
Glen R. Rauch

/S/ CHERYL SPINELLA BETSY*              Trustee, Treasurer and Secretary
--------------------------
Cheryl Spinella Betsy

/S/ PETER J. O'ROURKE*                  Trustee
----------------------
Peter J. O'Rourke

/S/ YALE PAPRIN*                        Trustee
----------------
Yale Paprin

/S/ ANTHONY CAPORRINO*                  Trustee
----------------------
ANTHONY CAPORRINO
-----------------

*BY /S/ GLEN R. RAUCH
 ---------------------
    Glen R. Rauch
    Attorney-in-Fact pursuant to
    Power of Attorney filed herewith

EXHIBIT INDEX

 EXHIBIT                                                        STATUS

Registrant's Certificate of Trust                               *

Registrant's Agreement and Declaration of Trust                 Filed Herewith

Registrant's Bylaws                                             Filed Herewith

Investment Advisory Agreement between Glen Rauch Securities,
Inc. and the Registrant on behalf of the Buy-Write Fund         Filed Herewith

Distribution Agreement between Quasar Distributors, LLC
and the Registrant on behalf of the Buy-Write Fund              Filed Herewith

Custodian Agreement between Registrant and Firstar Bank, N.A.   Filed Herewith

Fund Administration Servicing Agreement between Registrant
and Firstar Mutual Funds Services, LLC                          Filed Herewith

Fund Transfer Agent Servicing Agreement between Registrant
and Firstar Mutual Funds Services, LLC                          Filed Herewith

Fund Accounting Servicing Agreement between Registrant and
Firstar Mutual Fund Services, LLC                               Filed Herewith

Fulfillment Servicing Agreement among Registrant,
Glen Rauch Securities, Inc. and Firstar Mutual Fund
Services, LLC                                                   Filed Herewith

Power of Attorney                                               Filed Herewith

Opinion and Consent of Kramer Levin Naftalis & Frankel LLP      Filed Herewith

Consent of PricewaterhouseCoopers LLP                           Filed Herewith

Agreement Relating to Initial Capital                           Filed Herewith

Rule 12b-1 Distribution and Shareholder Servicing Plan
adopted by Registrant on behalf of the Buy-Write Fund           Filed Herwith

Code of Ethics for Registrant and Glen Rauch Securities, Inc.   Filed Herewith

*      Previously filed and incorporated by reference.